PROSPECTUS AND INFORMATION STATEMENT
                                  JULY 25, 2007

                                   ----------

                        FIRST INVESTORS TAX EXEMPT FUNDS

                         FLORIDA INSURED TAX EXEMPT FUND
                      INSURED INTERMEDIATE TAX EXEMPT FUND
                             INSURED TAX EXEMPT FUND

                                   ----------

                                 95 WALL STREET
                            NEW YORK, NEW YORK 10005
                                 (800) 423-4026

                                   ----------

     This Prospectus and Information Statement ("Prospectus") is being furnished to shareholders of First Investors Florida Insured Tax Exempt Fund ("Florida Fund") and/or Insured Intermediate Tax Exempt Fund ("Intermediate Fund") (each, a "Target Fund" and collectively, the "Target Funds"). Each Target Fund is a series of First Investors Tax Exempt Funds ("Trust"), a Delaware statutory trust. In connection with a Plan of Reorganization and Termination ("Plan"), each Target Fund will be reorganized into the First Investors Insured Tax Exempt Fund (the "Tax Exempt Fund") on or about August 10, 2007 ("Closing Date") (each a "Reorganization" and collectively, the "Reorganizations"). On the Closing Date, each shareholder of each Target Fund, in exchange for his or her Target Fund shares, will receive the same class of shares of the Tax Exempt Fund equal to the value of the shareholder's Target Fund shares on the Closing Date. When each Reorganization is complete, each Target Fund will be terminated. The Prospectus provides information regarding the Reorganizations, including information on the Tax Exempt Fund's objective, strategies, risks, performance and expenses among other matters.

     The Board of Trustees of the Trust determined to approve the Reorganizations because of the reasons discussed in the Prospectus. SHAREHOLDERS OF THE TARGET FUNDS ARE NOT BEING ASKED TO VOTE ON THE PLAN OR TO APPROVE THE REORGANIZATIONS. Shareholders are advised to read and retain the Prospectus for future reference.

     The Prospectus sets forth concisely information about the Tax Exempt Fund that investors should know before the Closing Date. Additional information is contained in the following documents:

     - The Statement of Additional Information ("SAI") dated July 25, 2007, relating to the Plan and financial statements, which have been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by this reference (that is, it legally forms a part of the Prospectus). The SAI accompanies the Prospectus.

     - Part I and II of the Statement of Additional Information dated May 1, 2007, which has been filed with the SEC and are incorporated herein by this reference.

     - The Annual Report to Shareholders of the Trust for the fiscal year ended December 31, 2006, which has been filed with the SEC are incorporated herein by this reference.

     Copies of any of the above documents are available upon request, without charge, by calling toll free 800-423-4026 or by writing to Administrative Data Management Corp., Raritan Plaza 1, Edison, NJ 08837. These documents are also available on the First Investor's web site at www.firstinvestors.com. Shareholders of record of the Target Funds at the close of business on June 11, 2007 ("Record Date") will receive copies of the Prospectus, which is expected to be mailed beginning on or about July 25, 2007.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THE PROSPECTUS, OR DETERMINED IF THE PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TARGET FUNDS OR THE TAX EXEMPT FUND.

     The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended. Accordingly, it must file certain reports and other information with the SEC. You can copy and review information about the Trust at the SEC's Public Reference Room in Washington, DC, and at certain of the following SEC Regional Offices: Northeast Regional Office, 3 World Financial Center, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at www.sec.gov. You may obtain copies of this information from the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549, at prescribed rates.

                                TABLE OF CONTENTS

ABOUT THE REORGANIZATIONS                                                      1
   Comparison of Investment Objectives, Strategies and Policies                1
   Comparison of Principal Risks                                               5
   Comparison of Fees and Expenses                                             7
   Example of Fund Expenses                                                    9
   Comparative Performance Information                                        10
   Capitalization                                                             14
   Plan of Reorganization and Termination                                     14
   Reasons for the Reorganizations                                            15
   Description of the Securities to be Issued                                 17
   Federal Income Tax Consequences of the Reorganizations                     18
ADDITIONAL INFORMATION                                                        19
   Investment Adviser                                                         19
   Federal Income Tax Considerations                                          20
   Disclosure of Portfolio Holdings                                           20
OTHER INFORMATION                                                             20
   Legal Matters                                                              20
   Additional Information                                                     20
FINANCIAL HIGHLIGHTS                                                          21
APPENDIX A PLAN OF REORGANIZATION AND TERMINATION                            A-1
APPENDIX B FINANCIAL HIGHLIGHTS                                              B-1
APPENDIX C PURCHASE, EXCHANGE, REDEMPTION PROCEDURES AND OTHER INFORMATION   C-1

                      (This page intentionally left blank)

                            ABOUT THE REORGANIZATIONS

     The following is a summary of certain information relating to the transactions and is qualified in its entirety by reference to the more complete information contained elsewhere in the Prospectus and the attached Appendices.

     As a result of the small and declining size of each Target Fund and, with respect to the Florida Fund, the fact that the State of Florida recently repealed its intangibles tax, First Investors Management Company, Inc. ("FIMCO" or the "Adviser"), the investment adviser of each Target Fund, recommended to the Board of Trustees that each Target Fund be reorganized into the Tax Exempt Fund (each, a "Fund" and collectively, the "Funds").

     At its meeting on May 17, 2007 and after careful consideration of a number of factors, the Board of Trustees, including the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended ("1940 Act"), concluded that each Reorganization would be in the best interests of each Fund and its existing shareholders, and that the interests of those shareholders would not be diluted as a result of the transactions contemplated by each Reorganization. Among other things, each Reorganization would give each Target Fund's shareholders the opportunity to participate in a larger fund that invests in tax-exempt securities.

     Accordingly, the Board approved the Plan pursuant to which the Tax Exempt Fund would acquire all of the assets of each Target Fund in exchange solely for the assumption of all the liabilities of each Target Fund and the issuance of shares of the Tax Exempt Fund to be distributed pro rata by each Target Fund to its shareholders in a complete liquidation and termination of each Target Fund. Class A shareholders of each Target Fund will receive Class A Shares of the Tax Exempt Fund, and Class B shareholders of each Target Fund will receive Class B Shares of the Tax Exempt Fund. Shareholders will not pay any sales charges or similar transaction charges in connection with each Reorganization.

     As a condition to each Reorganization, the Trust, on behalf of each Target Fund and the Tax Exempt Fund, will receive an opinion of counsel substantially to the effect that each Reorganization will be considered a tax-free reorganization under applicable provisions of the Internal Revenue Code, as amended (the "Code"). As such, the Funds and their shareholders will not recognize any gain or loss as a result of the Reorganizations. See "FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION" below for further information.

     FIMCO will bear all of the costs associated with the Reorganizations.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES

     The table set forth below provides a side-by-side comparison of the investment objectives, investment strategies and a fundamental policy of the three Funds. As indicated in the table, the investment objectives and the fundamental policy of the three

Funds are identical except that the Florida Fund also seeks interest income that is exempt from state income tax. Because the state of Florida recently repealed its intangibles tax and has no income tax, there is no longer any practical difference between the investment objectives and the fundamental policy of the three Funds. As further indicated in the table, the investment strategies of the three Funds are the same except that the Intermediate Fund invests in intermediate-term securities and it engages in short-term trading and the Florida Fund concentrates its assets in municipal securities of the State of Florida. There are no other differences in the three Funds' other fundamental policies, which may be found in the Statement of Additional Information dated May 1, 2007.

                      FLORIDA FUND             INTERMEDIATE FUND             TAX EXEMPT FUND
-------------------------------------------------------------------------------------------------
Investment     The Fund seeks a high      The Fund seeks a high level   The Fund seeks a high
Objective      level of interest income   of interest income that is    level of interest income
               that is exempt from both   exempt from federal income    that is exempt from
               federal and state income   tax and is not a tax          federal income tax and is
               tax. The Fund also seeks   preference item for           not a tax preference item
               income that is not a tax   purposes of the federal       for purposes of the
               preference item for        AMT.                          federal alternative
               purposes of the federal                                  minimum tax.
               alternative minimum tax
               ("AMT").

Fundamental    Under normal               Under normal circumstances,   Same as Intermediate.
Policy         circumstances, the Fund    the Fund will invest at
               will invest at least 80%   least 80% of its net assets
               of its net assets in       in municipal bonds and
               municipal bonds and        municipal securities that
               municipal securities       pay interest that is exempt
               that pay interest that     from federal income tax,
               is exempt from both        including the federal AMT.
               federal income tax,
               including the federal
               AMT, and any applicable
               state income tax for
               individual residents of
               the state listed in the
               name of the single state
               Fund.

                      FLORIDA FUND             INTERMEDIATE FUND             TAX EXEMPT FUND
-------------------------------------------------------------------------------------------------
Investment     The Fund attempts to       The Fund attempts to invest   Same as Intermediate.
Strategies     invest all of its assets   all of its assets in
               in municipal securities    municipal securities that
               that is exempt from both   pay interest that is exempt
               federal income tax,        from federal income tax,
               including the AMT, and     including the AMT.
               any applicable state
               income tax for
               individual residents of
               the state listed in the
               name of the Fund.

               Under normal               Same.                         Same.
               circumstances, the Fund
               will invest at least 80%
               of its net assets in
               municipal securities
               that pay interest that
               is exempt from federal
               income tax, including
               the AMT.

               Under normal               Same.                         Same.
               circumstances, the Fund
               will invest at least 80%
               of its net assets in
               municipal securities
               that are insured as to
               the timely payment of
               interest and principal.
               The Fund will provide at
               least 60 days notice
               before changing this 80%
               policy.

               The Fund generally         The Fund diversifies its      Same as Intermediate.
               concentrates its assets    assets among municipal
               in municipal bonds and     bonds and securities of
               securities of the state    different states,
               of Florida. The Fund may   municipalities and U.S.
               invest significantly in    territories, rather than
               municipal securities       concentrating in bonds of a
               issued by other U.S.       particular state or
               jurisdictions, if the      municipality.
               interest produced is
               exempt from Florida
               income taxes.

               While all municipal        Same.                         Same.
               bonds are insured, not
               all securities held by
               the Fund may be insured.
               Generally, the
               non-insured securities
               held by the Fund are
               limited to short-term
               investments.

                      FLORIDA FUND             INTERMEDIATE FUND             TAX EXEMPT FUND
-------------------------------------------------------------------------------------------------
               The Fund generally         Under normal market           Same as Florida Fund.
               invests in municipal       conditions, the Fund will
               bonds with maturities of   attempt to maintain a
               fifteen years or more.     portfolio with a
                                          dollar-weighted average
                                          maturity of between three
                                          and ten years.

               The Fund may also buy      Same.                         Same.
               and sell municipal
               securities of any
               maturity to adjust the
               portfolio's duration.

               The Fund may invest in     Same.                         Same.
               variable rate and
               floating rate municipal
               securities.

               The Fund may invest in     Same.                         Same.
               derivative securities,
               including inverse
               floaters and interest
               rate swaps, to hedge
               against changes in
               interest rates or to
               enhance potential
               returns.

               In selecting               Same.                         Same.
               investments, the Fund
               considers, among other
               factors, a security's
               maturity, coupon and
               yield, relative value,
               credit quality and call
               protection, as well as
               the outlook for interest
               rates and the economy.

               The Fund may sell a        Same.                         Same.
               security for a variety
               of reasons, including to
               adjust the portfolio's
               duration, to replace it
               with another security
               that offers a higher
               yield or better relative
               value, to respond to a
               deterioration in its
               credit quality, or to
               raise cash to meet
               redemptions.

               The Fund generally take    Same.                         Same.
               taxes into consideration
               and may not sell a
               security if it would
               result in a capital gain
               distribution for
               shareholders.

               No comparable policy.      The Fund may at times,        No comparable policy.
                                          engage in short-term
                                          trading, which could
                                          produce higher transaction
                                          costs and taxable
                                          distributions and may
                                          result in lower total
                                          return for the Fund.

                      FLORIDA FUND             INTERMEDIATE FUND             TAX EXEMPT FUND
-------------------------------------------------------------------------------------------------
Temporary      The Fund may take          Same.                         Same.
defensive      temporary defensive
position       positions that are
               inconsistent with the
               Fund's principal
               investment strategies in
               attempting to respond to
               adverse market,
               economic, political, or
               other conditions. If it
               does so, it may not
               achieve its investment
               objective.

COMPARISON OF PRINCIPAL RISKS

     The main risks of investing in the Funds are discussed below. An investment in each Fund is subject to similar risks except that the Florida Fund also has concentration risks due its investments in state-specific investments.

     Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Fund's shares may be affected by its investment objective, principal investment strategies and particular risk factors. Some of the principal risks of investing in the Funds are discussed below. However, other factors may also affect each Fund's net asset value. There is no guarantee that a Fund will achieve its investment objective or that it will not lose principal value.

                             FLORIDA FUND   INTERMEDIATE FUND   TAX EXEMPT FUND
-------------------------------------------------------------------------------
Interest Rate Risk                 X                X                  X
Credit Risk                        X                X                  X
Concentration Risk                 X
Market Risk                        X                X                  X
Derivative Securities Risk         X                X                  X
Tax Risks                          X                X                  X

     Each Fund is subject to the following risks:

          INTEREST RATE RISK. The market value of municipal securities is affected by changes in interest rates. When interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Generally, the longer the maturity and duration of a municipal security, the greater its sensitivity to interest rates. Since the Florida Fund and Tax Exempt Fund invest in long-term municipal bonds, each Fund's net asset value could decline significantly as a result of interest rate changes. Because the Intermediate Fund invests in intermediate-term municipal bonds, its net asset value could decline moderately as a result of interest rate changes. Interest rate risk also includes the risk that the yields on municipal securities will decline as interest rates decline. Some investments that the Funds buy may give the issuer the option to "call" or redeem these investments before their maturity dates. If investments mature or are "called" during a time of declining interest rates, the Funds will have to reinvest the proceeds in investments offering lower yields. The Funds also invest in floating rate and variable rate demand notes. When interest rates decline, the rates paid on these securities may decline.

          CREDIT RISK. This is the risk that an issuer of securities will be unable to pay interest or principal when due. A municipal issuer's ability to pay interest and principal on its debt obligations may be adversely affected by a variety of factors, including but not limited to:

               (i) A downturn in the national or local economy;

               (ii) Adverse political or regulatory developments at the state or federal level;

               (iii) Erosion of taxes or other revenues supporting debt obligations;

               (iv) Constitutional, legislative, executive or voter-initiated limits on borrowing, spending, or raising taxes;

               (v) Natural disasters, terrorist acts, or energy shortages;

               (vi) Litigation, including potential lawsuits challenging the Constitutionality or legality of the issuance of municipal debt; and

               (vii) In the case of revenue bonds, failure of the revenue generated to meet levels sufficient to satisfy debt obligations.

     Although all of the municipal bonds purchased by each Fund are insured as to scheduled payments of interest and principal, the short-term municipal securities that are purchased by each Fund may not be insured. Moreover, insurance does not protect the Fund against fluctuations in the market values of such bonds or the share price of the Fund. A downgrade in an issuer's credit rating or other adverse news about the issuer can reduce the market value of the issuer's securities even if the issuer is not in default. Furthermore, insurance does not entirely eliminate credit risk because the insurer may not be financially able to pay interest and principal on the bonds that they insure and not all of the securities held by each Fund are insured. It is also important to note that, although insurance may increase the credit safety of investments held by each Fund, it decreases a Fund's yield as the Fund must pay for the insurance directly or indirectly.

          MARKET RISK. The Funds are subject to market risk. Municipal securities in general may decline over short or even extended periods due to a variety of factors, including changes in tax laws and supply and demand. They may also decline in value even if the overall market is doing well.

          DERIVATIVE SECURITIES RISK. Investments in derivative securities can increase the volatility of each Fund's share price and expose each Fund to significant additional costs and potential investment losses. Inverse floaters tend to fluctuate significantly more in price in response to changes in interest rates than other municipal securities. Interest rate swaps may result in losses if interest rates do not move as expected or if the counter-parties are unable to satisfy their obligations. Moreover, derivative securities may be difficult or impossible to sell due to the lack of a secondary trading market.

          TAX RISKS. Interest on municipal debt could be declared taxable at the federal, state or local level due to, among other things, a change in the law, an Internal Revenue Service ruling, or a judicial decision, such as a holding that debt was issued in violation of a Constitutional or statutory requirement. The Funds may also invest in securities that are subject to federal income tax, including the AMT.

     Florida Fund is subject to the following additional risk:

          CONCENTRATION RISK. Since the Florida Fund generally invests in the municipal securities of Florida, the Fund is more vulnerable than more geographically diversified funds to events in Florida that could reduce the value of municipal securities issued within that state. Such events could include, but are not limited to, economic or demographic factors that may cause a decrease in tax or other revenues for a state or its municipalities, state legislative changes (especially those changes regarding taxes), state constitutional limits on tax increases, judicial decisions declaring particular municipal securities to be unconstitutional or void, budget deficits and financial difficulties.

COMPARISON OF FEES AND EXPENSES

     There is no difference in the sales charges between the Funds. The maximum sales charge for Class A shares and the maximum deferred sales charge for Class B shares is 5.75% and 4.00%, respectively.

     The following tables show the fees and expenses of each class of shares of the Target Funds and Tax Exempt Fund and the estimated PRO FORMA fees and expenses of each class of shares of Tax Exempt Fund after giving effect to the proposed Reorganization (the "Pro Forma Combined Fund"). Expenses for each Fund are based on the operating expenses incurred by each class of shares of the Target Funds and Tax Exempt Fund for the twelve month period ended December 31, 2006 except as noted below. The PRO FORMA of each class of shares of the Pro Forma Combined Fund assumes that the Reorganization had been in effect for the same period.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                INTERMEDIATE                              PRO FORMA
                             FLORIDA FUND           FUND           TAX EXEMPT FUND      COMBINED FUND
                          -----------------------------------------------------------------------------
                          CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                          -----------------------------------------------------------------------------
Maximum sales
charge (load) imposed
on purchases (as a
percentage of offering
price)                     5.75%     None      5.75%     None      5.75%     None      5.75%     None
Maximum deferred
sales charge (load) (as
a percentage of the
lower of purchase price
or redemption price)       None(1)   4.00%(2)  None(1)   4.00%(2)  None(1)   4.00%(2)  None(1)   4.00%(2)

----------
(1) A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.

(2) 4.00% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after eight years.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                FLORIDA          INTERMEDIATE         TAX EXEMPT          PRO FORMA
                              FUND(1),(2)      FUND(1),(2),(4)        FUND(3),(5)      COMBINED FUND(3)
                          -----------------------------------------------------------------------------
                          CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                          -----------------------------------------------------------------------------
Management Fees              .60%      .60%      .60%      .60%      .60%      .60%      .60%      .60%
Distribution and
Service (12b-1) Fees         .30%     1.00%      .30%     1.00%      .30%     1.00%      .30%     1.00%
Other Expenses(6)            .19%      .19%      .39%      .39%      .25%      .25%      .25%      .25%
Total Annual Fund
Operating Expenses(6)       1.09%     1.79%     1.29%     1.99%     1.15%     1.85%     1.15%     1.85%
Fee Waivers                  .19%      .19%      .19%      .19%      .07%      .07%      .07%      .07%
Net Expenses(6)              .90%     1.60%     1.10%     1.80%     1.08%     1.78%     1.08%     1.78%

----------
(1) FIMCO contractually agreed to waive the Management Fees of the Target Funds to the extent that Total Annual Fund Operating Expenses for Class A shares exceed 0.90% for Florida Fund and 0.95% for Intermediate Fund, and that Total Annual Fund Operating Expenses for Class B shares exceed 1.60% for Florida Fund and 1.65% for Intermediate Fund. These waivers exclude any interest expenses. FIMCO has agreed to continue these waivers until the Reorganizations are consummated.

(2) The Florida Fund and Intermediate Fund's Class A Rule 12b-1 fee has been restated to reflect current fees.

(3) The Tax Exempt Fund's (and Pro Forma Fund's) expenses have been restated to reflect the Fund's current Management Fees and Class A Rule 12b-1 fees. In addition, effective July 1, 2007, FIMCO has contractually agreed to waive Management Fees by .07% through December 31, 2008. Prior to July 1, 2007, the fee waiver was .05%. The current waiver may only be changed or eliminated with the approval of the Board of the Trust.

(4) The Intermediate Fund's Other Expenses include 0.15% of interest expenses that are related to the Fund's investments in inverse floaters. These expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Under accounting rules, the Fund also recognizes additional income in an amount that directly corresponds to these expenses. These expenses also affected the Total Annual Fund Operating Expenses and Net Expenses. If those interest expenses were not included, Other Expenses, Total Annual Fund Operating Expenses and Net Expenses would have been 0.24%, 1.14% and 0.95%, respectively, for Class A shares and 0.24%, 1.84% and 1.65%, respectively, for Class B shares.

(5) The Tax Exempt Fund's Other Expenses include 0.11% of interest expenses that are related to the Fund's investments in inverse floaters. These expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Under accounting rules, the Fund also recognizes additional income in an amount that directly corresponds to these expenses. These expenses also affected the Total Annual Fund Operating Expenses and Net Expenses. If those interest expenses were not included, Other Expenses, Total Annual Fund Operating Expenses and Net Expenses would have been 0.14%, 1.04% and 0.97%, respectively, for Class A shares and 0.14%, 1.74% and 1.67%, respectively, for Class B shares.

(6) Each Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Other Expenses, Total Annual Fund Operating Expenses or Net Expenses.

EXAMPLE OF FUND EXPENSES

     This example can help you compare costs between the Target Funds and Tax Exempt Fund. The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Funds' operating expenses remain the same, except for year one, which is net of fees waived. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    FLORIDA FUND                        INTERMEDIATE FUND
                         -----------------------------------------------------------------------
                         YEAR 1   YEAR 3   YEAR 5   YEAR 10   YEAR 1   YEAR 3   YEAR 5   YEAR 10
                         -----------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES
A Shares                  $662     $884    $1,124    $1,811    $681     $943    $1,225    $2,026
B Shares                  $563     $845    $1,152    $1,905*   $583     $906    $1,255    $2,121*
IF YOU DO NOT REDEEM YOUR SHARES
A Shares                  $662     $884    $1,124    $1,811    $681     $943    $1,225    $2,026
B Shares                  $163     $545    $  952    $1,905*   $183     $606    $1,055    $2,121*

                                   TAX EXEMPT FUND                    PRO FORMA COMBINED FUND
                         -----------------------------------------------------------------------
                         YEAR 1   YEAR 3   YEAR 5   YEAR 10   YEAR 1   YEAR 3   YEAR 5   YEAR 10
                         -----------------------------------------------------------------------
IF YOU REDEEM YOUR SHARES
A Shares                  $679     $913    $1,165    $1,886    $679     $913    $1,165    $1,886
B Shares                  $581     $875    $1,194    $1,980*   $581     $875    $1,194    $1,980*
IF YOU DO NOT REDEEM YOUR SHARES
A Shares                  $679     $913    $1,165    $1,886    $679     $913    $1,165    $1,886
B Shares                  $181     $575    $  994    $1,980*   $181     $575    $  994    $1,980*

----------
*    Assumes conversion to Class A shares eight years after purchase.

COMPARATIVE PERFORMANCE INFORMATION

     The following information shows how each Fund's performance has varied from year to year and in comparison with a broad-based index. This gives you some indication of the risks of investing in each of the Funds. A Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     CALENDAR YEAR ANNUAL TOTAL RETURNS (CLASS A SHARES). The bar charts presented show the performance of each Fund's Class A shares over the past ten calendar years. The performance of Class B shares differ from the performance of Class A shares only to the extent that they do not have the same expenses. The bar charts do not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

FLORIDA

                                     [CHART]

1997     9.18%
1998     6.09%
1999    -2.93%
2000    11.61%
2001     4.25%
2002    10.48%
2003     4.19%
2004     3.38%
2005     2.00%
2006     3.22%

     During the period shown, the Class A shares' highest quarterly return was 5.81% for the quarter ended September 30, 2002 and the lowest quarterly return was -2.84% for the quarter ended June 30, 1999. The year-to-date performance as of June 30, 2007 (not annualized) of the Class A shares was -0.43%. These returns do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.

INTERMEDIATE TAX EXEMPT FUND

                                     [CHART]

1997     7.68%
1998     6.47%
1999     0.51%
2000    10.11%
2001     4.82%
2002    12.67%
2003     3.79%
2004     1.28%
2005     0.88%
2006     2.90%

     During the period shown, the Class A shares' highest quarterly return was 5.59% for the quarter ended September 30, 2002 and the lowest quarterly return was -2.55% for the quarter ended June 30, 2004. The year-to-date performance as of June 30, 2007 (not annualized) of the Class A shares was 0.03%. These returns do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.

TAX EXEMPT FUND

                                     [CHART]

1997     8.27%
1998     5.62%
1999    -3.63%
2000    11.93%
2001     3.51%
2002    10.10%
2003     4.50%
2004     2.47%
2005     1.72%
2006     3.41%

     During the period shown, the Class A shares' highest quarterly return was 5.50% for the quarter ended September 30, 2002 and the lowest quarterly return was -2.64% for the quarter ended June 30, 1999. The year-to-date performance as of June 30, 2007 (not annualized) of the Class A shares was -0.28%. These returns do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.

     AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2006. The following tables show the average annual total returns for each Fund's Class A and Class B shares, assuming reinvestment of dividends and other distributions, if any, and payment of the current maximum sales charge or contingent deferred sales charge ("CDSC"). The returns on Class A shares are shown both before and after taxes.

FLORIDA FUND - AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIOD ENDED DECEMBER 31,
2006)

                                             1 YEAR   5 YEARS   10 YEARS
------------------------------------------------------------------------
Class A Shares
   Return Before Taxes                        -2.73%    3.37%     4.45%
   Return After Taxes on Distributions        -2.77%    3.28%     4.32%
   Return After Taxes on Distributions
      and Sale of Fund Shares                 -0.48%    3.31%     4.32%
Class B Shares
   Return Before Taxes                        -1.60%    3.49%     4.41%
Index
   Merrill Lynch Municipal Securities
      Master Index* (reflects no deduction
      for fees, expenses or taxes)             4.97%    6.23%     6.30%

----------
* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

INTERMEDIATE FUND - AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIOD ENDED DECEMBER 31, 2006)

                                             1 YEAR   5 YEARS   10 YEARS
------------------------------------------------------------------------
Class A Shares
   Return Before Taxes                        -3.05%    2.98%     4.43%
   Return After Taxes on Distributions        -3.05%    2.87%     4.28%
   Return After Taxes on Distributions
      and Sale of Fund Shares                 -0.98%    2.80%     4.19%
Class B Shares
   Return Before Taxes                        -1.88%    3.08%     4.31%
Index
   Merrill Lynch Municipal Securities
      Master Index* (reflects no deduction
      for fees, expenses or taxes)             4.97%    6.23%     6.30%

----------
* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

TAX EXEMPT FUND - AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIOD ENDED DECEMBER 31, 2006)

                                             1 YEAR   5 YEARS   10 YEARS
------------------------------------------------------------------------
Class A Shares
   Return Before Taxes                        -2.54%    3.17%     4.08%
   Return After Taxes on Distributions        -2.62%    3.02%     3.99%
   Return After Taxes on Distributions
      and Sale of Fund Shares                 -0.17%    3.13%     4.03%
Class B Shares
   Return Before Taxes                        -1.34%    3.30%     4.09%
Index
   Merrill Lynch Municipal Securities
      Master Index* (reflects no deduction
      for fees, expenses or taxes)             4.97%    6.23%     6.30%

----------
* The Merrill Lynch Municipal Securities Master Index is a total return performance benchmark for the investment grade tax-exempt bond market.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each of the time periods shown above and do not reflect the impact of state or local taxes. After-tax returns on the sale of Fund shares may be higher than other returns for the same period because capital losses on redemptions produce tax deductions. Actual after-tax returns may differ from those shown because they depend on an investor's individual tax situation. After-tax returns for Class B shares will vary from those shown above.

CAPITALIZATION

     The following table sets forth the capitalization of each Fund as of December 31, 2006 and of the Combined Pro Forma Fund on a PRO FORMA combined basis as of that date, after giving effect to the proposed Reorganizations.

                                                                                    PRO FORMA
                                       FLORIDA     INTERMEDIATE    TAX EXEMPT     ADJUSTMENTS TO   COMBINED PRO
                                         FUND          FUND           FUND       CAPITALIZATION*    FORMA FUND
                                     -----------   ------------   ------------   ---------------   ------------
Net Assets (all classes)             $31,705,123    $51,973,402   $706,820,900     $         0     $790,499,425
Total shares outstanding               2,385,900      8,197,399     71,701,579      (2,094,807)      80,190,071
Class A net assets                   $29,485,086    $45,338,664   $704,318,743     $         0     $779,142,493
Class A shares outstanding             2,218,897      7,152,592     71,447,179      (1,782,873)      79,035,795
Class A net asset value per share    $     13.29    $      6.34   $       9.86                     $       9.86
Class B net assets                   $ 2,220,037    $ 6,634,738   $  2,502,157     $         0     $ 11,356,932
Class B shares outstanding               167,003      1,044,807        254,400        (311,934)       1,154,276
Class B net asset value per share    $     13.29    $      6.35   $       9.84                     $       9.84

----------
*    FIMCO will bear all the costs associated with the Reorganizations.

PLAN OF REORGANIZATION AND TERMINATION

     The terms and conditions under which the Reorganizations will be consummated are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a copy of which is attached as Appendix A to this Prospectus.

     The Plan provides for the Reorganizations to occur on or about August 10, 2007. The Plan provides that, unless the Trust determines otherwise, all of the assets of each Target Fund will be transferred to Tax Exempt Fund immediately after the close of business on the Closing Date (the "Effective Time"). In exchange for the transfer of these assets, Tax Exempt Fund will (a) simultaneously issue to each Target Fund at the Effective Time a number of full and fractional Tax Exempt Fund Class A and Class B shares equal in value to the net asset value attributable to a Target Fund's Class A and Class B shares, respectively, calculated immediately after the close of regular trading on the New York Stock Exchange, and the declaration of any dividends and/or other distributions, on the Closing Date; and (b) assume all of the liabilities of each Target Fund.

     Following the transfer of assets in exchange for shares of Tax Exempt Fund, each Target Fund will distribute all of the shares of Tax Exempt Fund PRO RATA to its shareholders of record in complete liquidation and termination of each Target Fund.

Each shareholder of the Target Funds owning shares at the Effective Time will receive a number of shares of the identical class of Tax Exempt Fund with the same aggregate value as the shareholder had in a Target Fund immediately before the Reorganization. Such distribution will be accomplished by the establishment of accounts in the names of a Target Fund's shareholders on the share records of Tax Exempt Fund's transfer agent. Each account will be credited with the respective PRO RATA number of full and fractional shares of Tax Exempt Fund due to the shareholder of a Target Fund, by class. Each Target Fund will then be terminated.

     The Board of Trustees may terminate the Plan and abandon the Reorganizations at any time before the Effective Time, if circumstances develop that, in its opinion, make proceeding with the Reorganizations inadvisable for any Fund. The completion of the Reorganizations also is subject to various conditions, including completion of all filings with, and receipt of all necessary approvals from, the SEC, delivery of a legal opinion regarding the federal income tax consequences of the Reorganization and other customary corporate and securities matters. Subject to the satisfaction of those conditions, the Reorganizations will take place immediately after the close of business on the Closing Date.

     No sales charges or other fees will be imposed in connection with the receipt of Tax Exempt Fund shares by shareholders of a Target Fund. To the extent described in the Plan, expenses solely and directly related to the Reorganizations (as determined in accordance with guidelines set by the Internal Revenue Service) will be paid by FIMCO.

REASONS FOR THE REORGANIZATIONS

     The Board of Trustees met on May 17, 2007 to consider information in connection with the Reorganizations. In determining whether to approve the Plan, the Board, including those members who are not "interested persons" (within the meaning of the 1940 Act) (the "Independent Trustees"), with the advice and assistance of independent legal counsel, inquired into and considered a number of matters, including: (1) the terms and conditions of the Reorganizations; (2) the compatibility of the investment programs of the Target Funds and the Tax Exempt Fund; (3) the expense ratios of each Fund on a comparative basis and projected PRO FORMA estimated expense ratios, as well as the sales load of each Fund's Class A and Class B shares; (4) the relative historical performance record of the Funds; (5) distribution yields for each Fund; (6) the historical asset levels of the Target Funds; (7) the continuity of advisory and portfolio management, distribution and shareholder services provided by the Reorganizations; (8) the benefits to FIMCO as a result of the Reorganizations; and (9) the non-recognition of any gain or loss for federal income tax purposes to the Target Funds or their shareholders as a result of the Reorganizations. The Board did not assign specific weights to any or all of these factors, but it did consider all of them in determining, in its business judgment, to approve the Plan.

     At the meeting, representatives of FIMCO discussed the rationale for the Reorganizations. FIMCO's representatives explained that each Target Fund has a small and declining asset base and that its relative short-, medium- and long-term performance has trailed its peers, making it difficult to attract new assets to the Fund. In addition, with respect to the Florida Fund, FIMCO noted that there is no state income tax, and the state's intangibles tax was repealed in 2007 and, therefore, there is no longer a state tax advantage for Florida residents to invest in a state specific tax exempt fund and the long-term prospects for the Fund are not favorable. FIMCO's representatives explained that reorganizing the Funds would benefit the Target Funds' shareholders by moving them into a Fund that has a larger and more stable asset base and that is more marketable with the potential for long-term growth. FIMCO's representatives also stated that reorganizing the Funds is expected to result in economies of scale for the Target Funds as fixed expenses would be dispersed over a larger asset and shareholder base. As a result, FIMCO's representatives recommended reorganizing each Target Fund into the Tax Exempt Fund. FIMCO's representatives also noted that the Funds have similar investment objectives and strategies.

     The Board also considered the historical performance of each Fund for short- and long-term time periods. In this regard, the Board noted that the Tax Exempt Fund slightly outperformed the Target Funds for the one-year period ending December 31, 2006 but underperformed both for the ten-year period. The Tax Exempt Fund outperformed the Intermediate Fund but underperformed the Florida Fund for the five-year period. In addition, the Board considered the Tax-Exempt Fund's yield exceeded that of each Target Fund for the five-year period ending December 31, 2006.

     FIMCO's representatives explained that alternatives to the Reorganizations were considered, including liquidating and terminating the Target Funds, but that it was determined that the more beneficial course of action would be to reorganize these Funds due to the tax-free nature of the Reorganizations.

     FIMCO's representatives also noted that portfolio holdings of each Target Fund are compatible with the Tax Exempt Fund's investment objective and policies.

     FIMCO's representatives also noted that the interests of the shareholders of each Fund would not be diluted by each Reorganization because each Reorganization would be effected on the basis of each Fund's net asset value.

     FIMCO's representatives further noted that FIMCO would bear all of the costs associated with the Reorganizations. They then recommended that the Board approve the Reorganizations.

     In reaching the decision to approve, the Board, including the Independent Trustees, concluded that the participation of each Target Fund in each Reorganization would be in the best interests of that Target Fund and that the interests of the shareholders of that Target Fund would not be diluted as a result of each Reorganization. The Board's conclusion was based on a number of factors, including the following:

     - The Reorganizations will permit shareholders in the Target Funds to benefit by becoming shareholders of the Tax Exempt Fund because the Tax Exempt Fund has larger and more stable asset levels.

     - The Reorganizations will permit the shareholders in the Target Funds to continue to invest in a fund that pursues a similar investment objective and strategies and limitations immediately following consummation of the Reorganizations. The Board noted that the portfolio holdings of each Target Fund are compatible with the Tax Exempt Fund's investment objective and policies.

     -    FIMCO's commitments to continue to waive certain fees of the Funds.

     - Shareholders will not incur any sales loads or similar transaction charges as a result of the Reorganizations. Further, for purposes of calculating any holding period used to determine a contingent deferred sales charge, a shareholder's original purchase will apply.

     -    Each Fund is managed by FIMCO and has the same service providers.

     - Reorganizing the Funds is expected to result in economies of scale for the Target Funds as fixed expenses would be dispersed over a larger asset and shareholder base.

     - The Reorganizations will be structured as tax-free reorganizations under the Code and, therefore, the Reorganizations are tax neutral to shareholders. The Reorganizations are a preferred alternative to simple liquidation of the Target Funds because of the potential adverse tax consequences to their shareholders as result of a liquidation compared to a tax free reorganization.

     - As a result of the Reorganizations, each shareholder of the Target Funds would hold, immediately after the Closing Date, Class A and Class B shares of the Tax Exempt Fund having an aggregate value equal to the aggregate value of a Target Fund shares as of the Closing Date.

     On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, voted unanimously to approve the Reorganizations.

DESCRIPTION OF THE SECURITIES TO BE ISSUED

     The shareholders of each Target Fund will receive Class A or Class B shares of the Tax Exempt Fund in accordance with the procedures provided for in the Plan. Such shares will be fully paid and non assessable by Tax Exempt Fund when issued and will have no preemptive or conversion rights.

     The Trustees of the Trust are authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of each Class of a Fund represent an equal beneficial interest in the assets of that Fund, have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that expenses allocated to a Class may be borne solely by that Class as determined by the Board, and a Class may have exclusive voting rights with respect to matters affecting only that Class.

     The Trust is not required to hold annual shareholder meetings unless required by law. If requested in writing to do so by the holders of at least 10% of a Fund's or Class' outstanding shares entitled to vote, as specified in the By-Laws, or when ordered by the Trustees or the President, the Secretary will call a special meeting of shareholders for the purpose of taking action upon any matter requiring the vote of the shareholders or upon any other matter as to which a vote is deemed by the Trustees or the President to be necessary or desirable.

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATIONS

     Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(C) of the Code.

     As a condition to consummation of the Reorganizations, the Trust, on behalf of the Target Funds and Tax Exempt Fund will receive an opinion of Kirkpatrick & Lockhart Preston Gates Ellis LLP, its counsel ("Opinions"), substantially to the effect that, based on the facts and assumptions stated therein as well as certain representations of the Trust and conditioned on the Reorganization's being completed in accordance with the Plan for federal income tax purposes:

     (1) Each Reorganization will qualify as a "reorganization" (as defined in Section 368(a)(1)(C) of the Code), and each Fund will be a "party to a reorganization" (within the meaning of section 368(b) of the Code).

     (2)  The Funds will recognize no gain or loss on the Reorganizations.

     (3) The shareholders will not recognize any gain or loss on the exchange of a Target Fund's shares for Tax Exempt Fund shares.

     (4) The holding period for and aggregate tax basis in Tax Exempt Fund shares a shareholder receives pursuant to the Reorganizations will include the holding period for and will be the same as the aggregate tax basis in a Target Fund shares the shareholder holds immediately prior to the Reorganizations (provided the shareholder holds the shares as capital assets at the Effective Time).

     (5) Tax Exempt Fund's holding period for each asset a Target Fund transfers to it will include that Target Fund's holding period therefor (except where Tax Exempt Fund's investment activities have the effect of reducing or eliminating an asset's holding period), and Tax Exempt Fund's tax basis in each such asset will be the same as that Target Fund's tax basis therein immediately prior to the Reorganization.

     Notwithstanding clauses (2) and (5), the Opinion may state that no opinion is expressed as to the effect of the Reorganizations on a Fund or any shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Because of certain provisions of the Code that limit the utilization of capital loss carryforwards ("CLCs") by an acquiring company in a reorganization, the Tax Exempt Fund's utilization after the Reorganizations of a Target Fund's pre-Reorganization CLCs to offset Tax Exempt Fund's gains could be subject to limitation in future years and Tax Exempt Fund will not be able to take advantage of all of a Target Fund's CLCs.

     On or immediately before the Effective Time, each Target Fund will distribute substantially all of its undistributed net investment income, net capital gain, net short-term capital gain and net gains from foreign currency transactions, if any, in order to continue to maintain its tax status as a regulated investment company.

     The foregoing description of the federal income tax consequences of the Reorganizations does not take into account the particular circumstances of any Shareholder. Shareholders of each Target Fund are therefore urged to consult their tax advisers as to the specific consequences to them of the Reorganizations in light of their individual circumstances, including the applicability and effect of state, local, foreign and other tax consequences, if any, of the Reorganizations.

                             ADDITIONAL INFORMATION

INVESTMENT ADVISER

     FIMCO is the investment adviser to each Fund. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of May 31, 2007, FIMCO served as investment adviser to 50 mutual funds or series of funds with total net assets of approximately $7.8 billion. FIMCO supervises all aspects of the Trust's and each Fund's operations.

     Investment advisory services for each Fund are provided by FIMCO, pursuant to an Investment Advisory Agreement ("Advisory Agreement"). Pursuant to the Advisory Agreement, FIMCO is responsible for supervising and managing each Fund's investments, determining each Fund's portfolio transactions and supervising all aspects of each Fund's operations, subject to oversight by the Board. The Advisory Agreement also provides that FIMCO shall provide the Fund with certain executive, administrative and clerical personnel, office facilities and supplies, conduct the business and details of the operation of each Fund and assume certain expenses thereof, other than obligations or liabilities of the Fund.

     For the fiscal year ended December 31, 2006, Tax Exempt Fund paid an advisory fee to FIMCO equal to an annual rate of 0.60% of its average daily net assets.

     A discussion regarding the basis for the Board's approval of the Advisory Agreement is available in the Semi-Annual Report to Shareholders for the fiscal year ended June 30, 2006.

FEDERAL INCOME TAX CONSIDERATIONS

     For individual shareholders, income dividends paid by the Funds should generally be exempt from federal income taxes, including the AMT. However, the Funds reserve the right to buy securities that may produce taxable income to shareholders.

     Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. Distributions of interest income from taxable obligations (if any) and short-term capital gains (if any) are taxed to you as ordinary income. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

     Your sale or exchange of Fund shares may be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

DISCLOSURE OF PORTFOLIO HOLDINGS

     Each Fund files its complete schedules of portfolio holdings as of the first and third quarters of their fiscal years on Form N-Q with the SEC no more than sixty days after the close of those quarters. You may obtain the Funds' Form N-Q filings, without charge, by calling 877-757-7424 or you may view these filings by visiting the SEC's website at www.sec.gov. A description of these policies and procedures with respect to disclosure of portfolio securities is available in the SAI.

                                OTHER INFORMATION

LEGAL MATTERS

     An opinion concerning certain legal matters pertaining to the Reorganizations will be provided by legal counsel to the Funds, Kirkpatrick & Lockhart Preston Gates Ellis LLP, 1601 K Street, N.W., Washington, D.C. 20006.

ADDITIONAL INFORMATION

     The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and accordingly file certain reports and other information with the SEC. Reports to shareholders, proxy material and other information about the Funds may be inspected and copied at the public reference facilities maintained by the SEC in Washington D.C. at 100 F Street, N.E., Washington, D.C. 20549. You also may obtain copies of such material from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates. Information about the Funds also is available on the SEC's website at www.sec.gov.

                              FINANCIAL HIGHLIGHTS

     For a table of the financial highlights of Tax Exempt Fund, see "Financial Highlights" in Appendix B. The financial highlights shown in the table represent the financial history of the predecessor fund, which was acquired by Tax Exempt Fund on April 28, 2006. The Fund has adopted the financial history of its predecessor fund. The financial highlights table is intended to help you understand the financial performance of Tax Exempt Fund for the years indicated. The table set forth the per share data for each fiscal year indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions). The information has been audited by Tait, Weller & Baker LLP, whose report, along with the Fund's financial statements, is included in the Trust's Annual Report to Shareholders for the year ended December 31, 2006, which also are incorporated by reference into the SAI relating to this Prospectus, which is available upon request.

                      (This page intentionally left blank)

                                                                      APPENDIX A

                     PLAN OF REORGANIZATION AND TERMINATION

     THIS PLAN OF REORGANIZATION AND TERMINATION ("PLAN") is adopted by FIRST INVESTORS TAX EXEMPT FUNDS, a Delaware statutory trust ("TRUST"), on behalf of First Investors Florida Insured Tax Exempt Fund and Insured Intermediate Tax Exempt Fund (each, a "TARGET") and First Investors Insured Tax Exempt Fund ("ACQUIRING FUND"), each a segregated portfolio of assets ("SERIES") of the Trust (each sometimes referred to herein as a "FUND"). All agreements, covenants, actions, and obligations of each Fund contained herein shall be deemed to be agreements, covenants, actions, and obligations of the Trust acting on its behalf, and all rights and benefits created hereunder in favor of each Fund shall inure to, and shall be enforceable by, the Trust acting on its behalf.

     The Trust is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware and is duly registered under the Investment Company Act of 1940, as amended ("1940 ACT"), as an open-end management investment company; and each Fund is a duly established and designated series thereof. The Trust sells voting shares of beneficial interest in the Funds ("SHARES") to the public.

     The Trust wishes to effect, with respect to each Target and Acquiring Fund, a separate reorganization described in section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("CODE"), and intends this Plan to be, and adopts it as, a "plan of reorganization" (within the meaning of the regulations under section 368(a) of the Code ("REGULATIONS")). Each reorganization will consist of (1) the transfer of a Target's assets to Acquiring Fund in exchange solely for shares in Acquiring Fund and Acquiring Fund's assumption of such Target's liabilities, (2) the distribution of those shares PRO RATA to such Target's shareholders in exchange for their shares in Target and in liquidation thereof, and (3) such Target's termination (all the foregoing transactions with respect to each Target being referred to herein collectively as a "REORGANIZATION"), all on the terms and conditions set forth herein.

     The Trust's Trust Instrument ("TRUST INSTRUMENT") permits it to vary its shareholders' investment. The Trust does not have a fixed pool of assets -- each series thereof (including each Fund) is a managed portfolio of securities, and First Investors Management Company, Inc., each Fund's investment adviser ("ADVISER"), has the authority to buy and sell securities for it.

     The Trust's Board of Trustees ("BOARD"), including a majority of its members who are not "interested persons" (as that term is defined in the 1940
Act) thereof, (1) has duly adopted and approved this Plan and the transactions contemplated hereby and (2) has determined that participation in the Reorganization is in the best interests of each Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

     Each Target has two issued and outstanding classes of shares, designated Class A shares and Class B shares (for each Target, "CLASS A TARGET SHARES" and "CLASS B TARGET SHARES," respectively, and collectively, "TARGET SHARES"). Acquiring Fund also has two issued and outstanding classes of shares, also designated Class A shares and Class B shares ("CLASS A ACQUIRING FUND SHARES" and "CLASS B ACQUIRING FUND SHARES," respectively, and collectively, "ACQUIRING FUND SHARES"). The rights, powers, privileges, and obligations of each class of Acquiring Fund Shares are substantially similar to those of the similarly designated class of Target Shares.

1.   PLAN OF REORGANIZATION AND TERMINATION

     1.1 Subject to the requisite approval of each Target's shareholders and the terms and conditions set forth herein, each Target shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("ASSETS") to Acquiring Fund. In exchange therefor, Acquiring Fund shall --

          (a) issue and deliver to such Target the number of full and fractional (all references herein to "FRACTIONAL" shares meaning fractions rounded to the third decimal place) (i) Acquiring Fund Shares determined by dividing such Target's net value (computed as set forth in paragraph 2.1) ("TARGET VALUE") attributable to the Class A Target Shares by the net asset value (computed as set forth in paragraph 2.2) ("NAV") of a Class A Acquiring Fund Share and (ii) Class B Acquiring Fund Shares determined by dividing the Target Value attributable to the Class B Target Shares by the NAV of a Class B Acquiring Fund Share; and

          (b) assume all of such Target's liabilities described in paragraph 1.3 ("LIABILITIES").

     Such transactions shall take place at the CLOSING (as defined in paragraph 3.1).

     1.2 The Assets shall consist of all assets and property -- including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, and deferred and prepaid expenses shown as assets on Target's books -- Target owns at the VALUATION TIME (as defined in paragraph 2.1).

     1.3 The Liabilities shall consist of all of Target's liabilities, debts, obligations, and duties of whatever kind or nature existing at the Valuation Time, whether absolute, accrued, contingent, or otherwise, whether known or unknown, whether or not arising in the ordinary course of business, and whether or not specifically referred to in this Plan., except Reorganization Expenses (as defined in paragraph 4.3(k)) borne by Adviser pursuant to paragraph 5. Notwithstanding the foregoing, Target will endeavor to discharge all its known liabilities, debts, obligations, and duties before the EFFECTIVE TIME (as defined in paragraph 3.1).

     1.4 At or immediately before the Effective Time, Target shall declare and pay to its shareholders one or more dividends and/or other distributions in an amount large enough so that it will have distributed substantially all (and in any event not less than 98%) of its (a) "investment company taxable income" (within the meaning of section 852(b)(2) of the Code), computed without regard to any deduction for dividends paid, and (b) "net capital gain" (as defined in section 1222(11) of the Code), after reduction by any capital loss carryforward, for the current taxable year through the Effective Time.

     1.5 At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each, a "SHAREHOLDER"), in proportion to their Target Shares then held of record and in constructive exchange therefor, and will completely liquidate. That distribution shall be accomplished by the Trust's transfer agent ("TRANSFER AGENT") opening accounts on Acquiring Fund's shareholder records in the Shareholders' names and transferring those Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective PRO RATA number of full and fractional Acquiring Fund Shares due that Shareholder, by class (I.E., the account for each Shareholder that holds Class A Target Shares shall be credited with the respective PRO RATA number of full and fractional Class A Acquiring Fund Shares due that Shareholder, and the account for each Shareholder that holds Class B Target Shares shall be credited with the respective PRO RATA number of full and fractional Class B Acquiring Fund Shares due that Shareholder). The aggregate NAV of Acquiring Fund Shares to be so credited to each Shareholder's account shall equal the aggregate NAV of the Target Shares such Shareholder owned at the Effective Time. All issued and outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target's shareholder records. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

     1.6 As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, but in all events within six months after the Effective Time, Target shall be terminated as a series of the Trust and any further actions shall be taken in connection therewith as required by applicable law.

     1.7 Any reporting responsibility of Target to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission ("COMMISSION"), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated.

     1.8 Any transfer taxes payable on issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target's shareholder records of the Target Shares actually or constructively exchanged therefor shall be paid by the person to whom those Acquiring Fund Shares are to be issued, as a condition of that transfer.

2.   VALUATION

     2.1 For purposes of paragraph 1.1(a), Target's net value shall be (a) the value of the Assets computed immediately after the close of regular trading on the New York Stock Exchange, and the declaration of any dividends and/or other distributions, on the date of the Closing ("VALUATION TIME"), using the valuation procedures set forth in the Trust's then-current prospectus and statement of additional information and valuation procedures established by the Board, less (b) the amount of the Liabilities at the Valuation Time.

     2.2 For purposes of paragraph 1.1(a), the NAV per share for each class of Acquiring Fund Shares shall be computed at the Valuation Time, using such valuation procedures.

     2.3 All computations pursuant to paragraphs 2.1 and 2.2 shall be made by Adviser in its capacity as the Trust's administrator, and shall be subject to confirmation by Tait, Weller & Baker LLP, the Trust's independent registered public accounting firm ("TAIT").

3.   CLOSING AND EFFECTIVE TIME

     3.1 Unless the Trust determines otherwise, all acts necessary to consummate the Reorganization ("CLOSING") shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on AUGUST 10, 2007 ("EFFECTIVE TIME"). If at the Valuation Time (a) the New York Stock Exchange or another primary trading market for portfolio securities of either Fund (each, an "EXCHANGE") is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the Board's judgment, accurate appraisal of the value of either Fund's net assets is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored. The Closing shall be held at the Trust's offices or at such other place as the Trust determines.

     3.2 The Trust shall direct the custodian of the Funds' assets to deliver at the Closing a certificate of an authorized officer stating and verifying that
(a) the Assets it holds will be transferred to Acquiring Fund at the Effective Time, (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made, and (c) the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Fund, as reflected on Acquiring Fund's books immediately after the Closing, does or will conform to such information on Target's books immediately before the Closing.

     3.3 The Trust shall direct the Transfer Agent to deliver at the Closing a certificate by an authorized officer (a) stating that Target's shareholder records contain the number of full and fractional outstanding Target Shares each Shareholder owns at the Effective Time, and (b) as to the opening of accounts in the Shareholders' names on Acquiring Fund's shareholder records and a confirmation, or other evidence satisfactory to the

Trust, that the Acquiring Fund Shares to be credited to Target at the Effective Time have been credited to Target's account on those records.

4.   CONDITIONS PRECEDENT

     4.1 The Trust's obligation to implement this Plan on Acquiring Fund's behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

          (a) At the Effective Time, the Trust, on Target's behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to "securities loans" (as referred to in section 851(b)(2) of the Code) or that are restricted to resale by their terms), and on delivery and payment for the Assets, the Trust, on Acquiring Fund's behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended ("1933 ACT");

          (b) Target is not in material violation of, and the Trust's adoption and performance of this Plan and consummation of the Reorganization will not conflict with or materially violate, Delaware law, the Trust Instrument or the Trust's By-Laws (collectively, "GOVERNING DOCUMENTS"), or any agreement, indenture, instrument, contract, lease, or other undertaking to which the Trust, on Target's behalf, is a party or by which it is bound, nor will such adoption, performance, and consummation result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, other undertaking, judgment, or decree to which the Trust, on Target's behalf, is a party or by which it is bound;

          (c) All material contracts and other commitments of or applicable to Target (other than this Plan and certain investment contracts, including options, futures, and forward contracts) will terminate, or provision for discharge of any liabilities of Target thereunder will be made, at or before the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights the Trust, on Target's behalf, may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

          (d) No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or, to the Trust's knowledge, threatened against the Trust with respect to Target or any of its properties or assets that, if adversely determined, would materially and adversely affect Target's financial condition or the conduct of its business; and the Trust, on Target's behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Target's business or its ability to consummate the transactions herein contemplated;

          (e) The statement of assets and liabilities (including the schedule of investments), the statement of operations, and the statement of changes in net assets (collectively, "STATEMENTS") of Target at and for the fiscal year (in the case of the last Statement, for the two fiscal years) ended December 31, 2006, have been audited by Tait and are in accordance with generally accepted accounting principles consistently applied ("GAAP"); and such Statements present fairly, in all material respects, Target's financial condition at each such date in accordance with GAAP, and there are no known contingent liabilities of Target required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at each such date that are not disclosed therein;

          (f) Since December 31, 2006, there has not been any material adverse change in Target's financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Target of indebtedness maturing more than one year from the date such indebtedness was incurred; for purposes of this subparagraph, a decline in NAV per Target Share due to declines in market values of securities Target holds, the discharge of Target liabilities, or the redemption of Target Shares by its shareholders shall not constitute a material adverse change;

          (g) At the Effective Time, all federal and other tax returns, dividend reporting forms, and other tax-related reports of Target required by law to have been filed by such time (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on such returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (h) Target is a "fund" (as defined in section 851(g)(2) of the Code); for each taxable year of its operation (including the taxable year ending at the Effective Time), Target has met (or for such year will meet) the requirements of Subchapter M of Chapter 1 of the Code ("SUBCHAPTER M") for qualification as a regulated investment company ("RIC") and has been (or for such year will be) eligible to and has computed (or for such year will compute) its federal income tax under section 852 of the Code; Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it; and Target will meet the requirements of Section 852(b)(5) for the current taxable year to pay exempt-interest dividends to its shareholders, and met those requirements for the immediately preceding taxable year;

          (i) Target is in the same line of business as Acquiring Fund is in, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into such line of business as part of the plan of reorganization; from the time the Board approved the transactions contemplated by this Plan ("APPROVAL TIME") through the Effective Time, Target has invested and will invest its assets in a manner that ensures its compliance with the foregoing and paragraph 4.1(h); from the time it commenced operations through the Effective Time, Target has conducted and will conduct its "historic business" (within the meaning of such section) in a substantially unchanged manner; from the Approval Time through the Effective Time, Target (1) has not disposed of and/or acquired, and will not dispose of and/or acquire, any assets (i) for the purpose of satisfying Acquiring Fund's investment objective or policies or (ii) for any other reason except in the ordinary course of its business as a RIC and (2) has not otherwise changed, and will not otherwise change, its historic investment policies; and the Trust believes, based on its review of each Fund's investment portfolio, that most of Target's assets are consistent with Acquiring Fund's investment objective and policies and thus can be transferred to and held by Acquiring Fund;

          (j) At the Effective Time, at least 33-1/3% of Target's portfolio assets will meet Acquiring Fund's investment objective, strategies, policies, risks, and restrictions, and Target did not and will not alter its portfolio in connection with the Reorganization to meet such 33-1/3% threshold;

          (k) All issued and outstanding Target Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Target Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Target's shareholder records, as provided in paragraph 3.3; and Target does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Shares, nor are there outstanding any securities convertible into any Target Shares;

          (l) Target incurred the Liabilities in the ordinary course of its business;

          (m) Target is not under the jurisdiction of a court in a "title 11 or similar case" (as defined in section 368(a)(3)(A) of the Code);

          (n) During the five-year period ending at the Effective Time, (1) neither Target nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Target Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than Acquiring Fund Shares or Target Shares, except for shares redeemed in the ordinary course of Target's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and (2) no distributions will have been made with respect to Target Shares, other than normal, regular dividend distributions made pursuant to Target's historic dividend-paying practice and other distributions that qualify for the deduction for dividends paid (within the meaning of section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code; and

          (o) Not more than 25% of the value of Target's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers.

     4.2 The Trust's obligation to implement this Plan on each Target's behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

          (a) No consideration other than Acquiring Fund Shares (and Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

          (b) Acquiring Fund is not in material violation of, and the Trust's adoption and performance of this Plan and consummation of the Reorganization will not conflict with or materially violate, Delaware law, the Governing Documents, or any agreement, indenture, instrument, contract, lease, or other undertaking to which the Trust, on Acquiring Fund's behalf, is a party or by which it is bound, nor will such adoption, performance, and consummation result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, other undertaking, judgment, or decree to which the Trust, on Acquiring Fund's behalf, is a party or by which it is bound;

          (c) No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or, to the Trust's knowledge, threatened against the Trust with respect to Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; and the Trust, on Acquiring Fund's behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Fund's business or its ability to consummate the transactions herein contemplated;

          (d) Acquiring Fund's Statements at and for the fiscal year (in the case of the statement of changes in net assets, for the two fiscal years) ended December 31, 2006, have been audited by Tait and are in accordance with GAAP; and such Statements present fairly, in all material respects, Acquiring Fund's financial condition at each such date in accordance with GAAP, and there are no known contingent liabilities of Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at each such date that are not disclosed therein;

          (e) Since December 31, 2006, there has not been any material adverse change in Acquiring Fund's financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred; for purposes of this subparagraph, a decline in NAV per Acquiring Fund Share due to declines in market values of securities Acquiring Fund holds, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by its shareholders shall not constitute a material adverse change;

          (f) At the Effective Time, all federal and other tax returns, dividend reporting forms, and other tax-related reports of Acquiring Fund required by law to have been filed by such time (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on such returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (g) Acquiring Fund is a "fund" (as defined in section 851(g)(2) of the Code); for each taxable year of its operation (including the taxable year that includes the Effective Time), Acquiring Fund has met (or for such year will meet) the requirements of Subchapter M for qualification as a RIC and has been (or for such year will be) eligible to and has computed (or for such year will compute) its federal income tax under section 852 of the Code; Acquiring Fund intends to continue to meet all such requirements, and to be eligible to and to so compute its federal income tax, for the next taxable year; Acquiring Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it; and Acquiring Fund will meet the requirements of Section 852(b)(5) for the current taxable year to pay exempt-interest dividends to its shareholders, and met those requirements for the immediately preceding taxable year;

          (h) Acquiring Fund is in the same line of business as Target was in preceding the Reorganization, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into such line of business as part of the plan of reorganization; following the Reorganization, Acquiring Fund will continue, and has no intention to change, such line of business; and at the Effective Time, (1) at least 33-1/3% of Target's portfolio assets will meet Acquiring Fund's investment objective, strategies, policies, risks, and restrictions and (2) Acquiring Fund has no plan or intention to change its investment objective or any of its investment strategies, policies, risks, or restrictions after the Reorganization;

          (i) Following the Reorganization, Acquiring Fund (1) will continue Target's "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) and (2) will use a significant portion of Target's "historic business assets" (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, Acquiring Fund (3) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (4) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

          (j) Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Acquiring Fund, or any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it, have any plan or intention to acquire -- during the five-year period beginning at the Effective Time, either directly or through any transaction, agreement, or arrangement with any other person -- with consideration other than Acquiring Fund Shares, any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of such business as required by section 22(e) of the 1940 Act;

          (k) All issued and outstanding Acquiring Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; and Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor are there outstanding any securities convertible into any Acquiring Fund Shares;

          (l) There is no plan or intention for Acquiring Fund to be dissolved or merged into another statutory or business trust or a corporation or any "fund" thereof (as defined in section 851(g)(2) of the Code) following the Reorganization;

          (m) Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any Target Shares;

          (n) During the five-year period ending at the Effective Time, neither Acquiring Fund nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Target Shares with consideration other than Acquiring Fund Shares;

          (o) Assuming satisfaction of the condition in paragraph 4.1(o), immediately after the Reorganization (1) not more than 25% of the value of Acquiring Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers; and

          (p) The Acquiring Fund Shares to be issued and delivered to Target hereunder for the benefit of the Shareholders will have been duly authorized and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) at the Effective Time and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, fully paid and non-assessable by the Trust.

     4.3 The Trust's obligation to implement this Plan on each Fund's behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

          (a) No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws for the Trust's adoption and performance, on behalf of any Fund, of this Plan, except for (1) the filing with the Commission of a registration statement on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus and information statement ("REGISTRATION STATEMENT"), and (2) consents, approvals, authorizations, and filings that have been made or received or may be required subsequent to the Effective Time;

          (b) The fair market value of the Acquiring Fund Shares each Shareholder receives will be approximately equal to the fair market value of its Target Shares it actually or constructively surrenders in exchange therefor;

          (c) The Trust's management (1) is unaware of any plan or intention of the Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Target Shares before the Reorganization to any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Fund or (ii) any portion of the Acquiring Fund Shares they receive in the Reorganization to any person "related" (within such meaning) to Acquiring Fund, (2) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Target as a series of an open-end investment company, (3) expects that the percentage of shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS, and (4) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

          (d) To the best of the Trust's management's knowledge, at what would likely have been the record date for Target's shareholders entitled to vote on approval of this Plan had such a vote been required, there was no plan or intention by its shareholders to redeem, sell, exchange, or otherwise dispose of a number of Target Shares (or Acquiring Fund Shares to be received in the Reorganization), in connection with the Reorganization, that would reduce their ownership of the Target Shares (or the equivalent Acquiring Fund Shares) to a number of shares that was less than 50% of the number of the Target Shares at such record date;

          (e) The Shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice concerning the Reorganization), if any, incurred in connection with the Reorganization;

          (f) The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

          (g) There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

          (h) Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Target held immediately before the Reorganization; for the purposes of the foregoing, any amounts Target uses to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (1) redemptions in the ordinary course of its business required by section 22(e) of the 1940 Act and (2) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the Code) will be included as assets it held immediately before the Reorganization;

          (i) None of the compensation received by any Shareholder who or that is an employee of or service provider to Target will be separate consideration for, or allocable to, any of the Target Shares that Shareholder holds; none of the Acquiring Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

          (j) Immediately after the Reorganization, the Shareholders will not own shares constituting "control" (as defined in section 304(c) of the Code) of Acquiring Fund;

          (k) No expenses incurred by Target or on its behalf in connection with the Reorganization will be paid or assumed by Acquiring Fund, Adviser, or any third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) ("REORGANIZATION EXPENSES"), and no cash or property other than Acquiring Fund Shares will be transferred to Target or any of its shareholders with the intention that such cash or property be used to pay any expenses (even Reorganization Expenses) thereof;

          (l) The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 4.1(n), 4.2(j), and 4.2(n) will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in Target at the Effective Time;

          (m) All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Trust to carry out the transactions contemplated hereby; the Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to the Trust's best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act or the 1940 Act; the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act; and all consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) the Trust deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund's assets or properties;

          (n) At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby;

          (o) The Trust shall have received an opinion of Kirkpatrick & Lockhart Preston Gates Ellis LLP ("COUNSEL") substantially to the effect that:

               (1) Each Fund is a duly established series of the Trust, which is duly organized and validly existing as a statutory trust under the laws of the State of Delaware;

               (2) This Plan has been duly authorized and adopted by the Trust on each Fund's behalf;

               (3) The Acquiring Fund Shares to be issued and distributed to the Shareholders under this Plan have been duly authorized and, on their issuance and delivery in accordance with this Plan, will be validly issued, fully paid, and non-assessable;

               (4) The adoption of this Plan did not, and the consummation of the transactions contemplated hereby will not, materially violate any provision of the Governing Documents or, to Counsel's knowledge, any obligation of the Trust under the express terms of any court order that names the Trust and is specifically directed to it or its property, except as set forth in such opinion;

               (5) To Counsel's knowledge (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the Trust's consummation, on either Fund's behalf, of the transactions contemplated herein, except any that have been obtained and are in effect and exclusive of any required under state securities laws;

               (6) The Trust is registered with the Commission as an investment company, and to Counsel's knowledge no order has been issued or proceeding instituted to suspend such registration; and

               (7) To Counsel's knowledge (without any independent inquiry or investigation), at the date of the opinion there is no action or proceeding pending before any court or governmental agency, or overtly threatened in writing, against the Trust (with respect to either Fund) or any of its properties or assets attributable or allocable to either Fund that seeks to enjoin the performance or affect the enforceability of this Plan, except as set forth in such opinion.

          In rendering such opinion, Counsel need not undertake any independent investigation, examination, or inquiry to determine the existence or absence of any facts, need not cause a search to be made of court records or liens in any jurisdiction with respect to the Trust or either Fund, and may (1) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (2) make assumptions that the execution, delivery, and performance of any agreement, instrument, or document by any person or entity other than the Trust has been duly authorized, (3) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof and other assumptions customary for opinions of such type, (4) limit such opinion to applicable federal and state law, (5) define the word "knowledge" and related terms to mean the actual knowledge of attorneys then with Counsel who have devoted substantive attention to matters directly related to this Plan and the Reorganization and not to include matters as to which such attorneys could be deemed to have constructive knowledge, and (6) rely as to matters of fact on certificates of public officials and statements contained in officers' certificates; and

          (p) The Trust shall have received an opinion of Counsel as to the federal income tax consequences mentioned below ("TAX OPINION"). In rendering the Tax Opinion, Counsel may assume satisfaction of all the conditions set forth in this paragraph 4, may treat them as representations and warranties the Trust made to Counsel, and may rely as to factual matters, exclusively and without independent verification, on such representations and warranties and on representations and warranties made in a separate letter addressed to Counsel, if requested thereby. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Plan, for federal income tax purposes:

               (1) Acquiring Fund's acquisition of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities, followed by Target's distribution of those shares PRO RATA to the Shareholders actually or constructively in exchange for their Target Shares, in complete liquidation of Target, will qualify as a "reorganization" (as defined in section 368(a)(1)(C) of the Code), and each Fund will be "a party to a reorganization" (within the meaning of section 368(b) of the Code);

               (2) Target will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Target Shares;

               (3) Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

               (4) Acquiring Fund's basis in each Asset will be the same as Target's basis therein immediately before the Reorganization, and Acquiring Fund's holding period for each Asset will include Target's holding period therefor (except where Acquiring Fund's investment activities have the effect of reducing or eliminating an Asset's holding period);

               (5) A Shareholder will recognize no gain or loss on the exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

               (6) A Shareholder's aggregate basis in the Acquiring Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Target Shares it actually or constructively surrenders in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include, in each instance, its holding period for those Target Shares, provided the Shareholder holds them as capital assets at the Effective Time.

          Notwithstanding subparagraphs (2) and (4), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

5.   EXPENSES

     Subject to satisfaction of the condition contained in paragraph 4.3(k), the Reorganization Expenses shall be borne by Adviser. The Reorganization Expenses include (1) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing the Registration Statement, and printing and distributing Target's information statement and Acquiring Fund's prospectus, (2) legal, accounting, and securities registration fees, and (3) brokerage and similar expenses associated with any restructuring of Target in connection with the Reorganization. Notwithstanding the foregoing, expenses shall be paid by the party directly incurring them if and to the extent that the payment thereof by another person would result in such party's disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

6.   TERMINATION

     The Board may terminate this Plan and abandon the transactions contemplated hereby, at any time before the Effective Time, if circumstances develop that, in its opinion, make proceeding with the Reorganization inadvisable for either Fund.

7.   AMENDMENTS

     The Board may amend, modify, or supplement this Plan at any time in any manner, notwithstanding Target's shareholders' approval thereof; provided that, following such approval no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders' interests.

8.   MISCELLANEOUS

     8.1 This Plan shall be construed and interpreted in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

     8.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Trust (on the Funds' behalf) and its respective successors and assigns any rights or remedies under or by reason of this Plan.

     8.3 Notice is hereby given that this instrument is adopted on behalf of the Trust's Trustees solely in their capacities as trustees, and not individually, and that the Trust's obligations under this instrument are not binding on or enforceable against any of its Trustees, officers, shareholders, or series other than the Funds but are only binding on and enforceable against the respective Funds' property. The Trust, in asserting any rights or claims under this Plan on either Fund's behalf, shall look only to the other Fund's property in settlement of such rights or claims and not to the property of any other series or to such Trustees, officers, or shareholders.

     8.4 Any term or provision of this Plan that is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

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

                              FINANCIAL HIGHLIGHTS

                                 TAX EXEMPT FUND

PER SHARE DATA

         NET ASSET
          VALUE AT
         BEGINNING                INCOME FROM
          OF YEAR            INVESTMENT OPERATIONS               LESS DISTRIBUTIONS FROM

                                 NET REALIZED
                                     AND
                        NET       UNREALIZED    TOTAL FROM      NET        NET
                    INVESTMENT    GAIN (LOSS)   INVESTMENT  INVESTMENT  REALIZED      TOTAL
                      INCOME    ON INVESTMENTS  OPERATIONS    INCOME      GAINS   DISTRIBUTIONS
CLASS A
2002       $10.15      $.446        $ .560        $1.006       $.452      $.244       $.696
2003        10.46       .425          .037          .462        .422       .080        .502
2004        10.42       .418         (.169)         .249        .419         --        .419
2005        10.25       .409         (.236)         .173        .408       .025        .433
2006         9.99       .411         (.079)         .332        .408       .054        .462
CLASS B
2002       $10.14      $.370        $ .564        $ .934       $.380      $.244       $.624
2003        10.45       .344          .036          .380        .350       .080        .430
2004        10.40       .336         (.159)         .177        .347         --        .347
2005        10.23       .329         (.228)         .101        .336       .025        .361
2006         9.97       .327         (.067)         .260        .336       .054        .390

----------
*    Calculated without sales charges.

+    Net of expenses waived or assumed by the Adviser and/or the transfer agent.

++   Ratios include 0.11% of interest expense and fees.

                                                                      APPENDIX B

                       TOTAL
                       RETURN                         RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
                                     NET                                RATIO TO AVERAGE
          NET ASSET    TOTAL      ASSETS AT                                NET ASSETS      PORTFOLIO
           VALUE AT   RETURN*    END OF YEAR     RATIO TO AVERAGE       BEFORE EXPENSES     TURNOVER
         END OF YEAR    (%)    (IN THOUSANDS)       NET ASSETS+        WAIVED OR ASSUMED    RATE (%)

                                                             NET                   NET
                                               EXPENSES  INVESTMENT  EXPENSES  INVESTMENT
                                                  (%)    INCOME (%)     (%)    INCOME (%)
CLASS A
2002        $10.46     10.10      $915,763       1.03        4.26      1.10       4.19        29
2003         10.42      4.50       882,285       1.02        4.06      1.11       3.97        25
2004         10.25      2.47       824,507       1.01        4.08      1.15       3.94        27
2005          9.99      1.72       759,815       1.01        4.02      1.13       3.90        24
2006          9.86      3.41       704,319       1.10++      4.14      1.14++     4.10        22
CLASS B
2002        $10.45      9.36      $  5,553       1.76        3.53      1.83       3.46        29
2003         10.40      3.70         4,576       1.75        3.33      1.84       3.24        25
2004         10.23      1.76         3,588       1.74        3.35      1.88       3.21        27
2005          9.97      1.00         3,073       1.74        3.29      1.86       3.17        24
2006          9.84      2.66         2,502       1.83++      3.41      1.87++     3.37        22

                      (This page intentionally left blank)

                                                                      APPENDIX C

                    PURCHASE, EXCHANGE, REDEMPTION PROCEDURES
                              AND OTHER INFORMATION

     These procedures and policies are the same for each Target Fund and Tax Exempt Fund.

HOW AND WHEN DO THE FUNDS PRICE THEIR SHARES?

     The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) each day that the NYSE is open ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

     To calculate the NAV, each Fund first values its assets, subtracts its liabilities, and then divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

     The investments of each of the Funds are generally valued based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, "current market values"). If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Funds under procedures that have been approved by the Board of Trustees of the Funds.

     The Funds may fair value a security due to, among other things, the fact that: (a) a pricing service does not offer a current market value for the security; (b) a current market value furnished by a pricing service is believed to be stale; or (c) the security is illiquid or does not trade frequently and its market value is therefore slow to react to information. In such cases, the Fund's investment adviser will price the security based upon its estimate of the security's market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; bond market movements; or movements of similar securities.

     In the event that a security is priced using fair value pricing, a Fund's value for that security is likely to be different than the security's last reported market sale price or quotation. Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices. Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value. Finally, the use of fair value pricing for one or more securities held by a Fund could cause a Fund's net asset value to be materially different than if the Fund had employed market values in pricing its securities.

     Debt obligations with maturities of 60 days or less are valued at amortized cost.

HOW DO I BUY SHARES?

     You may buy shares of a Fund through a registered representative of First Investors Corporation or through another authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent investments can be made in any dollar amount. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

     If we receive your order in our Edison, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge ("offering price"). If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Edison, N.J. offices by our processing deadline. Orders placed after the close of regular trading on the NYSE, or received in our Edison, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

     Each Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHAT ARE THE SALES CHARGES?

     Each Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

     The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

     Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds). We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it. For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

     Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds. You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

     The following tables describe the sales charge and contingent deferred sales charge ("CDSC") for Class A and Class B shares.

                                 CLASS A SHARES

Class A shares of each Fund are sold at the public offering price, which includes a front-end sales charge. The sales charge declines with the size of your purchase, as illustrated below.

                     SALES CHARGE AS A PERCENTAGE   SALES CHARGE AS A PERCENTAGE
YOUR INVESTMENT           OF OFFERING PRICE*           OF NET AMOUNT INVESTED*
--------------------------------------------------------------------------------
Less than $100,000               5.75%                          6.10%
$100,000-$249,999                4.50                           4.71
$250,000-$499,999                3.50                           3.63
$500,000-$999,999                2.50                           2.56
$1,000,000 or more                  0**                            0**

----------
* Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.

** If you invest $1,000,000 or more, you will not pay a front-end sales charge. However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00%. As described in our Shareholder Manual, a CDSC of 1.00% may also be imposed on redemptions of Class A shares that are purchased by group retirement plans without a front-end sales charge pursuant to a sales charge waiver privilege. As further described in the Shareholder Manual, any applicable CDSCs may also be waived under certain circumstances.

                                 CLASS B SHARES*

Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                   CDSC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION                          OR NAV AT REDEMPTION
-------------------------------------------------------------------------
Within the 1st or 2nd year                            4%
Within the 3rd or 4th year                            3
In the 5th year                                       2
In the 6th year                                       1
Within the 7th year and 8th year                      0

----------
* There is no CDSC on Class B shares that are acquired through reinvestment of dividends or distributions. The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold. For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC. As further described in the Shareholder Manual, any applicable CDSCs may also be waived under certain circumstances.

     Each Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares. Each plan allows the Fund to pay fees for distribution related activities and the ongoing maintenance and servicing of shareholder accounts. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of each Fund's average daily net assets may be paid under the plans as service fees and no more than 0.75% of each Fund's average daily net assets may be paid under Class B plans as asset-based sales charges. Because these fees are paid out of a Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

ARE SALES CHARGE DISCOUNTS AVAILABLE?

     You may qualify for Class A share sales charge discount under our Rights of Accumulation ("ROA") policy. If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge. (Class A shares of our money market funds are not counted for ROA purposes if they were purchased directly without a sales charge.) Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000, based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

     In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm ("Eligible Accounts"). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

     You can also qualify for a sales charge discount by signing a non-binding letter of intent ("LOI") to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000. You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

     To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts. You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

     We will also reduce or waive sales charges and CDSCs in the following circumstances. Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders. Sales charges on Class A shares are waived on reinvestments of dividends and distributions within the same customer account, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain exchanges within the same customer account, certain reinvestments of redemptions that have been made within six months, investments by current and former associates of FIMCO or its affiliates and certain of their family members and certain employees of a subadviser of a First Investors Fund. CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan. Finally, CDSCs on Class A and Class B share redemptions will be refunded in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

     You should consult with your Representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers and for additional information on how they operate. The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Funds' transfer agent. It is also available on our website, WWW.FIRSTINVESTORS.COM, under the heading "Information Center", and by clicking on "Shareholder Manual". Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading "Information Center", and by clicking on "Sales Charges, Discounts and Waivers -- Choosing Between Share Classes".

HOW DO I SELL SHARES?

     You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who may place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at Raritan Plaza 1, Edison, N.J. 08837-3620.

     You may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account. Shares in certificate form may only be redeemed by written request.

     For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $100,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee. We may also require documentary proof of authority for redemptions from certain types of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

     Similarly, for your protection, we will not accept a telephone redemption request if (1) you do not have telephone privileges for such account, (2) the amount of the redemption is over $100,000, (3) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $200,000 for any one Fund account, (4) the redemption is to be made payable to any person other than the registered owners of the account, (5) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (6) the redemption proceeds are to be mailed to any address other than the address of record, or
(7) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account. In such circumstances, you will have to provide us with a written redemption request.

     You may use our Systematic Withdrawal Plan to redeem a specific dollar amount, number of shares, or percentage from your account on a regular basis. You should be aware that systematic withdrawals in excess of the dividends and distributions paid by a Fund will reduce and possibly exhaust your invested principal, especially in the event of a market decline. You should not assume that the value of your Fund shares will appreciate enough to cover withdrawals. You should also be aware that systematic payments are not eligible for our reinstatement privilege.

     You should avoid making any investments in First Investors Funds at the same time that you are taking systematic withdrawals, unless your investments can be made without paying a sales charge. Buying shares on which a sales charge is imposed during the same period as you are selling shares is not advantageous to you because you will be incurring unnecessary sales charges and may not be able to deduct any capital losses because of wash sale rules.

     Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual. For all requests, please provide your account number.

     Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares that you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 12 days from the date of purchase).

     For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your Representative, or call ADM at 1-800-423-4026.

     Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

WHAT IF MY ACCOUNT FALLS BELOW THE MINIMUM ACCOUNT REQUIREMENT?

     If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

     Subject to the restrictions on frequent trading discussed below, you may exchange shares of a Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (e.g., Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

WHAT ARE THE FUNDS' POLICIES ON FREQUENT TRADING IN THE SHARES OF THE FUNDS?

     Each Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading. The Board of Trustees of the Funds has adopted policies and procedures to detect and prevent frequent trading in the shares of each of the Funds. These policies and procedures apply uniformly to all accounts. However, the ability of the Funds to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

     It is the policy of each Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved. Alternatively, a Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

     It is the policy of the Funds to monitor activity in existing accounts to detect market-timing activity. The criteria used for monitoring differ depending upon the type of account involved. It is the policy of the Funds to reject, without any prior notice, any purchase or exchange transaction if the Funds believe that the transaction is part of a market timing strategy. The Funds also reserve the right to reject exchanges that in the Funds' view are excessive, even if the activity does not constitute market timing.

     If the Funds reject an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed. Alternatively, the Funds may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone or any other electronic means.

WHAT ARE THE RISKS OF FREQUENT TRADING IN THE SHARES OF THE FUNDS?

     In the case of all Funds, to the extent that the policies of the Funds are not successful in detecting and preventing frequent trading in the shares of the Funds, frequent trading may: (a) interfere with the efficient management of the Funds by, among other things, causing the Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading.

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

     Each Fund will declare on a daily basis, and pay on a monthly basis, dividends from net investment income. Any net realized capital gains will be distributed on an annual basis, usually at the end of each Fund's fiscal year. Each Fund may make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gains.

     Dividends and other distributions declared on both classes of each Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of each Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

     You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of a Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If a Fund is unable to obtain a current address for you, it will reinvest your future dividends and other distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual. No interest will be paid to you while a distribution remains uninvested.

     A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if a Fund has received notice that all account owners are deceased (until written alternate payment instructions and other necessary documents are provided by your legal representative).

HOW DO I OBTAIN A COMPLETE EXPLANATION OF ALL ACCOUNT PRIVILEGES AND POLICIES?

     The Funds offer a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges. The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

                      (This page intentionally left blank)

                       STATEMENT OF ADDITIONAL INFORMATION
                                  JULY 25, 2007

                                   ----------

                        FIRST INVESTORS TAX EXEMPT FUNDS

                         FLORIDA INSURED TAX EXEMPT FUND
                            INSURED INTERMEDIATE FUND
                             INSURED TAX EXEMPT FUND

                                   ----------

     This Statement of Additional Information ("SAI") relates specifically to the reorganization of First Investors Florida Insured Tax Exempt Fund and First Investors Insured Intermediate Fund (each, a "Target Fund" and collectively, the "Target Funds"), each a series of First Investors Tax Exempt Funds ("Trust"), into the First Investors Insured Tax Exempt Fund ("Tax Exempt Fund"), another series of the Trust, whereby each Target Fund will transfer all of its assets to Tax Exempt Fund, and shareholders in each Target Fund will receive shares of Tax Exempt Fund, in exchange for shares of a Target Fund (each a "Reorganization" and collectively, the "Reorganizations"). This SAI consists of the information set forth herein and the following documents, each of which is incorporated by reference herein and legally forms a part of the SAI:

     (1) The Statement of Additional Information (Parts I and II), dated May 1, 2007, as supplemented, of the Trust (File nos. 33-46924, 811-06618), which contains information relating to the Funds.

     (2) The Annual Report to Shareholders of the Trust, which contains information relating to the Funds, for the fiscal year ended December 31, 2006.

     The Trust's Statement of Additional Information that is incorporated by reference above includes information about its other series of the Trust that is not relevant to the Reorganization. Please disregard that information.

     This SAI is not a prospectus. A Prospectus dated July 25, 2007 (the "Prospectus") relating to the Reorganizations may be obtained, without charge, by calling toll free 800-423-4026 or by writing to Administrative Data Management Corp., Raritan Plaza 1, Edison, NJ 08837. These documents are also available on the First Investor's web site at www.firstinvestors.com. This SAI should be read in conjunction with the Prospectus.

                         PRO FORMA FINANCIAL STATEMENTS

     The following tables set forth the PRO FORMA Portfolio of Investments as of December 31, 2006, the PRO FORMA condensed Statement of Assets and Liabilities as of December 31, 2006, and the PRO FORMA condensed Statement of Operations for the twelve-month period ended December 31, 2006 for the Florida Fund, Intermediate Fund and Tax Exempt Fund (together the "Pro Forma Combined Fund"), as adjusted giving effect to the Reorganization.

     The PRO FORMA Portfolio of Investments contains information about the securities holdings of the Pro Forma Combined Fund as of December 31, 2006, which has, and will continue to, change over time due to normal portfolio turnover in response to changes in market conditions. Thus, it is expected that some of a Target Fund's holdings may not remain at the time of the Reorganization. It is also expected that any Target Funds' holdings that are not compatible with the Tax Exempt Fund's investment objective and policies will be liquidated in an orderly manner in connection with the Reorganization, and the proceeds of these sales held in temporary investments or reinvested in assets that are consistent with that investment objective and policies. The portion of a Target Fund's assets that will be liquidated in connection with the Reorganization will depend on market conditions and on the assessment by First Investors Management Company, Inc. of the compatibility of those holdings with the Tax Exempt Fund's portfolio composition and investment objective and policies at the time of the Reorganization. The need for a Fund to sell investments in connection with the Reorganization may result in its selling securities at a disadvantageous time and price and could result in its realizing gains (or losses) that would not otherwise have been realized and incurring transaction costs that would not otherwise have been incurred.

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS (UNAUDITED)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2006

                       FLORIDA                                                                             FLORIDA
  TAX    INTERMEDIATE    TAX       PRO                                               TAX     INTERMEDIATE    TAX        PRO
 EXEMPT   TAX EXEMPT    EXEMPT    FORMA                                            EXEMPT     TAX EXEMPT    EXEMPT     FORMA
  FUND       FUND        FUND   COMBINED                                            FUND         FUND        FUND     COMBINED
-------------------------------------------------------------------------------------------------------------------------------
            PRINCIPAL AMOUNT                 SECURITY                              VALUE        VALUE       VALUE      VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                             MUNICIPAL BONDS--103.4%
                                             ALABAMA--1.2%
 $5,835                          $5,835   M  Alabama Water Pollution Control
                                             Auth. 6% 8/15/2014                 $ 6,169,170                         $ 6,169,170
            $1,000                1,000   M  Birmingham Series "A"
                                             5 1/2% 4/1/2013                                  $1,094,200              1,094,200
             1,000                1,000   M  Mobile Ref. & Imp. Wts. GO
                                             5% 2/15/2014                                      1,078,030              1,078,030
             1,000                1,000   M  Montgomery Cnty. Pub. Bldg. Rev.
                                             Wts. 5% 3/1/2013                                  1,069,820              1,069,820
-------------------------------------------------------------------------------------------------------------------------------
                                                                                  6,169,170    3,242,050        --    9,411,220
-------------------------------------------------------------------------------------------------------------------------------
                                             ALASKA--.1%
             1,000                1,000   M  Alaska St. Sport Fishing Rev.
                                             5% 4/1/2017                                 --    1,026,150        --    1,026,150
-------------------------------------------------------------------------------------------------------------------------------
                                             ARIZONA--2.8%
  5,135                           5,135   M  Arizona Board Regents COP
                                             5% 6/1/2022                          5,509,136                           5,509,136
  8,550                           8,550   M  Arizona State Municipal Fing.
                                             Prog. COP 7.7% 8/1/2010              9,287,181                           9,287,181
             1,000                1,000   M  Downtown Phoenix Hotel Corp. Rev.
                                             Series "A" 5% 7/1/2012                            1,067,140              1,067,140
             1,000                1,000   M  Maricopa Cnty. Sch. Dist. # 69
                                             (Paradise Valley) 5% 7/1/2013                     1,076,200              1,076,200
  5,000                           5,000   M  Phoenix Civic Improvement Corp.
                                             5% 7/1/2030                          5,305,200                           5,305,200
-------------------------------------------------------------------------------------------------------------------------------
                                                                                 20,101,517    2,143,340        --   22,244,857
-------------------------------------------------------------------------------------------------------------------------------

                       FLORIDA                                                                             FLORIDA
  TAX    INTERMEDIATE    TAX       PRO                                               TAX     INTERMEDIATE    TAX        PRO
 EXEMPT   TAX EXEMPT    EXEMPT    FORMA                                            EXEMPT     TAX EXEMPT    EXEMPT     FORMA
  FUND       FUND        FUND   COMBINED                                            FUND         FUND        FUND     COMBINED
-------------------------------------------------------------------------------------------------------------------------------
            PRINCIPAL AMOUNT                 SECURITY                              VALUE        VALUE       VALUE      VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                             CALIFORNIA--3.7%
                                             California State General
                                             Obligations:
$10,000                          $10,000  M     5% 6/1/2027                     $10,609,200                         $10,609,200
  5,000                            5,000  M     5% 11/1/2030                      5,190,450                           5,190,450
            $1,000                 1,000  M  California State Univ. Pub. Wks.
                                             Rev. Series "A" 5% 10/1/2015                     $1,090,820              1,090,820
             1,000                 1,000  M  California Statewide Cmntys.
                                             Pollution Cntl. Rev. Series "B"
                                             4.1% 4/1/2013****                                 1,017,040              1,017,040
  2,000                            2,000  M  Colton Joint Unified School Dist.
                                             GO Series "A" 5 3/8% 8/1/2026        2,191,400                           2,191,400
                                             Dublin Unified School Dist.
                                             GO Series "A":
  2,400                            2,400  M     5% 8/1/2027                       2,531,808                           2,531,808
  2,600                            2,600  M     5% 8/1/2028                       2,741,258                           2,741,258
             2,500                 2,500  M  Los Angeles Cnty. Pub. Wks.
                                             (Calabasas Landfill) 5% 6/1/2020                  2,629,900              2,629,900
             1,240                 1,240  M  Los Angeles Wtr. & Pwr. Rev.
                                             Series "A" 5 1/4% 7/1/2018                        1,323,092              1,323,092
-------------------------------------------------------------------------------------------------------------------------------
                                                                                 23,264,116    6,060,852        --   29,324,968
-------------------------------------------------------------------------------------------------------------------------------
                                             CONNECTICUT--2.7%
  9,000                            9,000  M  Connecticut State GO Series "C"
                                                5% 4/1/2023                       9,601,290                           9,601,290
  9,000                            9,000  M  Connecticut State Spl. Tax Oblig.
                                             Rev. Trans. Infrastructure
                                             6 1/8% 9/1/2012                      9,859,410                           9,859,410
             2,000                 2,000  M  Waterbury GO Series "B" 5% 4/1/2013               2,145,920              2,145,920
-------------------------------------------------------------------------------------------------------------------------------
                                                                                 19,460,700    2,145,920        --   21,606,620
-------------------------------------------------------------------------------------------------------------------------------

                       FLORIDA                                                                               FLORIDA
  TAX    INTERMEDIATE    TAX       PRO                                               TAX     INTERMEDIATE      TAX        PRO
 EXEMPT   TAX EXEMPT    EXEMPT    FORMA                                            EXEMPT     TAX EXEMPT      EXEMPT     FORMA
  FUND       FUND        FUND   COMBINED                                            FUND         FUND          FUND     COMBINED
---------------------------------------------------------------------------------------------------------------------------------
            PRINCIPAL AMOUNT                 SECURITY                              VALUE        VALUE         VALUE      VALUE
---------------------------------------------------------------------------------------------------------------------------------
                                             DISTRICT OF COLUMBIA--.9%
            $1,000               $1,000   M  District of Columbia COP
                                             5 1/4% 1/1/2010                                  $1,042,940               $1,042,940
 $5,000                           5,000   M  District of Columbia GO
                                             Series "B"
                                             6% 6/1/2021                         $6,093,050                             6,093,050
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  6,093,050    1,042,940           --   7,135,990
---------------------------------------------------------------------------------------------------------------------------------
                                             FLORIDA--4.2%
                        $1,000    1,000   M  Broward Cnty. Edl. Facs. Auth.
                                             Rev. (Nova Southeastern Univ.)
                                             5% 4/1/2036                                                   $1,052,080   1,052,080
                         1,000    1,000   M  Cape Coral Water & Sewer Rev.
                                             4 3/4% 10/1/2031                                               1,034,640   1,034,640
             1,000                1,000   M  Charlotte County Util. Rev.
                                             5% 10/1/2015                                      1,090,820                1,090,820
                         1,380    1,380   M  DeSoto County Capital Improvement
                                             Rev.
                                             5 1/4% 10/1/2019                                               1,484,852   1,484,852
                         1,000    1,000   M  Emerald Coast Utilities Auth.
                                             Wtr. & Swr. Rev. 5 1/4% 1/1/2026                               1,093,620   1,093,620
                         1,000    1,000   M  Escambia County Utilities Auth.
                                             Sys. Rev. 6 1/4% 1/1/2015                                      1,151,090   1,151,090
                         1,000    1,000   M  Florida Keys Aqueduct Auth. Wtr.
                                             Rev. 5% 9/1/2021                                               1,062,100   1,062,100
                                             Florida Municipal Loan Council
                                             Revenue:
                         1,000    1,000   M     5 1/4% 11/1/2019                                            1,079,840   1,079,840
                         1,000    1,000   M     5 3/8% 11/1/2025                                            1,059,410   1,059,410
                         1,000    1,000   M  Florida State Municipal Power
                                             Agy. Rev.
                                             5 1/2% 10/1/2019                                               1,086,360   1,086,360


                       FLORIDA                                                                               FLORIDA
  TAX    INTERMEDIATE    TAX       PRO                                               TAX     INTERMEDIATE      TAX        PRO
 EXEMPT   TAX EXEMPT    EXEMPT    FORMA                                            EXEMPT     TAX EXEMPT      EXEMPT     FORMA
  FUND       FUND        FUND   COMBINED                                            FUND         FUND          FUND     COMBINED
---------------------------------------------------------------------------------------------------------------------------------
            PRINCIPAL AMOUNT                 SECURITY                              VALUE        VALUE         VALUE      VALUE
---------------------------------------------------------------------------------------------------------------------------------
                                             FLORIDA (continued)
                        $1,105    $1,105  M  Highlands County Infrastructure
                                             Sales Surtax Rev. 5% 11/1/2018                                $1,164,129  $1,164,129
                         2,000     2,000  M  Jacksonville Sales Tax Rev.
                                             5 3/8% 10/1/2017                                               2,164,220   2,164,220
                         1,000     1,000  M  Lakeland Electric & Water Rev.
                                             6.05% 10/1/2014                                                1,150,340   1,150,340
                         1,000     1,000  M  Miami Beach Stormwater Rev.
                                             5 3/8% 9/1/2030                                                1,058,110   1,058,110
                         1,000     1,000  M  Miami-Dade County Expwy. Auth.
                                             Toll Sys. Rev. 6% 7/1/2014                                     1,083,830   1,083,830
                         1,000     1,000  M  Miami Homeland Defense
                                             5 1/2% 1/1/2020                                                1,075,690   1,075,690
                           320       320  M  North Springs Improvement
                                             District 7% 10/1/2009                                            347,789     347,789
                                             Osceola County Tourist
                                             Development Tax Revenue:
                         1,000     1,000  M     5 1/2% 10/1/2017                                            1,088,510   1,088,510
                         1,000     1,000  M     5 1/2% 10/1/2018                                            1,087,430   1,087,430
                         1,000     1,000  M  Palm Bay Utility Rev.
                                             5 1/4% 10/1/2018                                               1,074,640   1,074,640
                         1,000     1,000  M  Peace River/Manasota Regl. Water
                                             Supply Auth. 5% 10/1/2025                                      1,070,050   1,070,050
                         1,000     1,000  M  Plant City Utility System Rev.
                                             6% 10/1/2015                                                   1,121,370   1,121,370
                         1,000     1,000  M  Riviera Beach Utility Spl. Dist.
                                             Wtr. & Swr. Rev. 5% 10/1/2029                                  1,059,800   1,059,800
                         1,000     1,000  M  Sarasota County Utility System
                                             Rev. 5 1/4% 10/1/2020                                          1,073,040   1,073,040
                         1,000     1,000  M  St. Augustine Capital Improvement
                                             5% 10/1/2024                                                   1,066,640   1,066,640
---------------------------------------------------------------------------------------------------------------------------------

                       FLORIDA                                                                               FLORIDA
  TAX    INTERMEDIATE    TAX       PRO                                               TAX     INTERMEDIATE      TAX          PRO
 EXEMPT   TAX EXEMPT    EXEMPT    FORMA                                            EXEMPT     TAX EXEMPT      EXEMPT       FORMA
  FUND       FUND        FUND   COMBINED                                            FUND         FUND          FUND       COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
            PRINCIPAL AMOUNT                 SECURITY                              VALUE        VALUE         VALUE        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                             FLORIDA (continued)
                        $1,000   $ 1,000  M  St. John's County Transportation
                                             Impt. 5% 10/1/2023                                            $ 1,059,130  $ 1,059,130
                         1,000     1,000  M  Stuart Utilities Rev.
                                             5 1/4% 10/1/2020                                                1,082,370    1,082,370
                         1,000     1,000  M  Tallahassee Energy System Rev.
                                             5% 10/1/2028                                                    1,063,990    1,063,990
                         1,000     1,000  M  Tampa Sports Auth. Sales Tax Rev.
                                             (Tampa Bay Arena) 5 3/4%
                                             10/1/2020                                                       1,160,190    1,160,190
$ 1,075                            1,075  M  West Coast Regl. Wtr. Supply Rev.
                                             10.4% 10/1/2010*                    $1,224,178                               1,224,178
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  1,224,178    $1,090,820   31,155,260   33,470,258
-----------------------------------------------------------------------------------------------------------------------------------
                                             GEORGIA--10.6%
 15,000                           15,000  M  Atlanta Airport Rev. Series "A"
                                             5 1/2% 1/1/2010*                    15,927,450                              15,927,450
  9,040                            9,040  M  Atlanta Water & Wastewater Rev.
                                             Series "A" 5 1/2% 11/1/2019         10,399,345                              10,399,345
  2,540                            2,540  M  Fulton County Dev. Auth. Rev.
                                             Klaus Parking & Family Hsg.
                                             Projs. (Georgia Tech. Facs.)
                                             5 1/4% 11/1/2021                     2,762,631                               2,762,631
               $1,000              1,000  M  Georgia Fed. Hwy. & Twy. Auth.
                                             Rev. 5% 6/1/2014                                   1,085,560                1,085,560
                                             Metropolitan Atlanta Rapid
                                             Transit Authority Sales Tax
                                             Revenue:
 20,250                           20,250  M     6 1/4% 7/1/2011                  22,053,465                              22,053,465
 28,305                           28,305  M     6% 7/1/2013                      31,669,049                              31,669,049
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 82,811,940     1,085,560           --   83,897,500
-----------------------------------------------------------------------------------------------------------------------------------

                       FLORIDA                                                                               FLORIDA
  TAX    INTERMEDIATE    TAX       PRO                                               TAX     INTERMEDIATE      TAX          PRO
 EXEMPT   TAX EXEMPT    EXEMPT    FORMA                                            EXEMPT     TAX EXEMPT      EXEMPT       FORMA
  FUND       FUND        FUND   COMBINED                                            FUND         FUND          FUND       COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
            PRINCIPAL AMOUNT                 SECURITY                              VALUE        VALUE         VALUE        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                             HAWAII--1.6%
                                             Hawaii State General Obligations:
$ 5,500                          $ 5,500  M     6% 10/1/2009                    $ 5,836,875                             $ 5,836,875
  6,000                            6,000  M     6% 10/1/2010                      6,490,740                               6,490,740
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 12,327,615            --        --      12,327,615
-----------------------------------------------------------------------------------------------------------------------------------
                                             INDIANA--.1%
               $1,000              1,000  M  New Albany Floyd County Sch.
                                             Bldg. Corp. 5 3/4% 7/15/2012*               --    $1,104,830        --       1,104,830
-----------------------------------------------------------------------------------------------------------------------------------
                                             ILLINOIS--11.9%
                                             Chicago Board of Education Lease
                                             Certificates of Participation
                                             Series "A":
  5,000                            5,000  M     6% 1/1/2016                       5,822,900                               5,822,900
 36,200                           36,200  M     6% 1/1/2020                      42,517,986                              42,517,986
                                             Illinois Development Fin. Auth.
                                             Revenue (Rockford School #205):
  5,000                            5,000  M     6.6% 2/1/2010                     5,420,650                               5,420,650
  3,000                            3,000  M     6.65% 2/1/2011                    3,334,200                               3,334,200
                                             Illinois State First Series
                                             General Obligations:
  5,250                            5,250  M     6 1/8% 1/1/2010*                  5,612,040                               5,612,040
  4,500                            4,500  M     5 1/2% 2/1/2016                   4,858,560                               4,858,560
  8,000                            8,000  M     5 1/2% 5/1/2017                   8,550,400                               8,550,400
 12,000                           12,000  M     5 1/2% 5/1/2018                  12,810,840                              12,810,840
  4,000                            4,000  M  Regional Transportation Auth.
                                             7 3/4% 6/1/2019                      5,241,160                               5,241,160
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 94,168,736            --        --      94,168,736
-----------------------------------------------------------------------------------------------------------------------------------

                       FLORIDA                                                                               FLORIDA
  TAX    INTERMEDIATE    TAX       PRO                                               TAX     INTERMEDIATE      TAX        PRO
 EXEMPT   TAX EXEMPT    EXEMPT    FORMA                                            EXEMPT     TAX EXEMPT      EXEMPT     FORMA
  FUND       FUND        FUND   COMBINED                                            FUND         FUND          FUND     COMBINED
----------------------------------------------------------------------------------------------------------------------------------
            PRINCIPAL AMOUNT                 SECURITY                              VALUE        VALUE         VALUE      VALUE
----------------------------------------------------------------------------------------------------------------------------------
                                             KANSAS--.1%
            $1,025               $ 1,025  M  Shawnee Cnty. Sch. Dist. #345
                                             (Seaman) GO 5% 9/1/2011                     --   $1,084,634       --      $ 1,084,634
----------------------------------------------------------------------------------------------------------------------------------
                                             LOUISIANA--2.3%
$10,000                           10,000  M  Ernest N. Morial (New Orleans LA
                                             Exhibit Hall) Auth. Spl. Tax
                                             5% 7/15/2033                       $10,371,700                             10,371,700
             1,000                 1,000  M  Louisiana St. Citizens Ppty. Ins.
                                             Rev. Series "B" 5 1/4% 6/1/2013                   1,085,300                 1,085,300
             1,000                 1,000  M  Louisiana St. GO 5% 7/15/2012                     1,063,950                 1,063,950
               100                   100  M  New Orleans GO 5 1/8% 12/1/2010                     104,434                   104,434
 10,650                           10,650  M  Regional Trans. Auth.
                                             Zero Coupon 12/1/2021                5,332,349                              5,332,349
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 15,704,049    2,253,684       --       17,957,733
----------------------------------------------------------------------------------------------------------------------------------
                                             MASSACHUSETTS--5.2%
 10,025                           10,025  M  Boston Water & Sewer Rev.
                                             5 3/4% 11/1/2013                    10,721,938                             10,721,938
 20,550                           20,550  M  Massachusetts State GO
                                             6% 8/1/2009                         21,746,627                             21,746,627
             8,300                 8,300  M  Massachusetts State Wtr.
                                             (Municipal Secs. Trust Ctfs.)
                                             5% 8/1/2024***                                    8,501,927                 8,501,927
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 32,468,565    8,501,927       --       40,970,492
----------------------------------------------------------------------------------------------------------------------------------

                       FLORIDA                                                                               FLORIDA
  TAX    INTERMEDIATE    TAX       PRO                                               TAX     INTERMEDIATE      TAX        PRO
 EXEMPT   TAX EXEMPT    EXEMPT    FORMA                                            EXEMPT     TAX EXEMPT      EXEMPT     FORMA
  FUND       FUND        FUND   COMBINED                                            FUND         FUND          FUND     COMBINED
----------------------------------------------------------------------------------------------------------------------------------
            PRINCIPAL AMOUNT                 SECURITY                              VALUE        VALUE         VALUE      VALUE
----------------------------------------------------------------------------------------------------------------------------------
                                             MICHIGAN--3.4%
            $1,030               $ 1,030  M  Coopersville Area Pub. Schs. GO
                                             5% 5/1/2014                                      $1,113,121               $ 1,113,121
$ 2,000                            2,000  M  Detroit City School District GO
                                             5% 5/1/2028                        $ 2,093,600                              2,093,600
             1,000                 1,000  M  Gibraltar Sch. Dist. Bldg. &
                                             Site GO 5% 5/1/2012                               1,063,750                 1,063,750
             1,130                 1,130  M  Michigan Muni. Bond Auth. Rev.
                                             Series "A" 5% 5/1/2019                            1,189,743                 1,189,743
 10,000                           10,000  M  Michigan State Environmental
                                             Protection Prog.
                                             GO 6 1/4% 11/1/2012                 10,949,500                             10,949,500
  4,500                            4,500  M  Monroe County Economic Dev. Corp.
                                             (Detroit Edison Co.)
                                             6.95% 9/1/2022                       5,989,545                              5,989,545
             1,000                 1,000  M  Mount Clemens Cmnty. School
                                             District GO 5% 5/1/2014                           1,080,700                 1,080,700
             1,000                 1,000  M  River Rouge School District GO
                                             5% 5/1/2019                                       1,057,310                 1,057,310
             2,000                 2,000  M  Rochester Cmnty. School District
                                             GO 5% 5/1/2012                                    2,127,500                 2,127,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 19,032,645    7,632,124       --       26,664,769
----------------------------------------------------------------------------------------------------------------------------------
                                             MINNESOTA--1.7%
                                             Minneapolis & St. Paul Metro
                                             Airports Comm. Airport Rev.
                                             Series "C":
  3,380                            3,380  M     5 1/2% 1/1/2017                   3,623,292                              3,623,292
  3,315                            3,315  M     5 1/2% 1/1/2018                   3,542,144                              3,542,144
  5,770                            5,770  M     5 1/2% 1/1/2019                   6,156,532                              6,156,532
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 13,321,968           --       --       13,321,968
----------------------------------------------------------------------------------------------------------------------------------

                       FLORIDA                                                                               FLORIDA
  TAX    INTERMEDIATE    TAX       PRO                                               TAX     INTERMEDIATE      TAX        PRO
 EXEMPT   TAX EXEMPT    EXEMPT    FORMA                                            EXEMPT     TAX EXEMPT      EXEMPT     FORMA
  FUND       FUND        FUND   COMBINED                                            FUND         FUND          FUND     COMBINED
----------------------------------------------------------------------------------------------------------------------------------
            PRINCIPAL AMOUNT                 SECURITY                              VALUE        VALUE         VALUE      VALUE
----------------------------------------------------------------------------------------------------------------------------------
                                             MISSISSIPPI--.1%
            $1,000               $ 1,000  M  Gulfport GO 5% 3/1/2010                          $1,038,670       --      $ 1,038,670
----------------------------------------------------------------------------------------------------------------------------------
                                             MISSOURI--3.3%
                                             Missouri State Health & Educ.
                                             Facs. Auth. Series "A"
                                             (BJC Hlth. Sys.):
$ 6,840                            6,840  M     6 3/4% 5/15/2010                $ 7,500,607                              7,500,607
 10,175                           10,175  M     6 3/4% 5/15/2011                 11,423,167                             11,423,167
  6,690                            6,690  M  Springfield Pub. Bldg. Corp.
                                             5% 7/1/2036                          7,057,147                              7,057,147
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 25,980,921            --      --       25,980,921
----------------------------------------------------------------------------------------------------------------------------------
                                             NEVADA--2.2%
 10,195                           10,195  M  Clark County Nevada Bond Bank GO
                                             5 1/2% 6/1/2011*                    10,964,824                             10,964,824
  6,000                            6,000  M  Las Vegas New Convention &
                                             Visitors Auth. Rev.
                                             5 3/4% 7/1/2009*                     6,358,200                              6,358,200
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 17,323,024            --      --       17,323,024
----------------------------------------------------------------------------------------------------------------------------------
                                             NEW JERSEY--3.7%
             1,000                 1,000  M  Kearny Gen. Impt. Series "A" GO
                                             5% 2/1/2015                                        1,082,740                1,082,740
 27,000                           27,000  M  New Jersey State Turnpike Auth.
                                             5% 1/1/2035***                      27,892,620                             27,892,620
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 27,892,620     1,082,740      --       28,975,360
----------------------------------------------------------------------------------------------------------------------------------

                       FLORIDA                                                                             FLORIDA
  TAX    INTERMEDIATE    TAX       PRO                                               TAX     INTERMEDIATE    TAX        PRO
 EXEMPT   TAX EXEMPT    EXEMPT    FORMA                                            EXEMPT     TAX EXEMPT    EXEMPT     FORMA
  FUND       FUND        FUND   COMBINED                                            FUND         FUND        FUND     COMBINED
-------------------------------------------------------------------------------------------------------------------------------
          PRINCIPAL AMOUNT                   SECURITY                              VALUE        VALUE       VALUE      VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                             NEW MEXICO--1.4%
$10,000                          $10,000  M  New Mexico Fin. Auth. State
                                             Trans. Rev. Series "A"
                                             5 1/4% 6/15/2021                   $10,851,600            --     --    $10,851,600
-------------------------------------------------------------------------------------------------------------------------------
                                             NEW YORK--8.7%
                                             New York City General
                                             Obligations:
  5,000                            5,000  M     Series "C" 5 1/2% 3/15/2012*      5,424,150                           5,424,150
              $2,225               2,225  M     Series "D" 5 1/8% 6/1/2018                     $2,371,183             2,371,183
  1,025                            1,025  M     Series "G" 5 5/8% 8/1/2012*       1,129,509                           1,129,509
  2,250                            2,250  M     Series "G" 5 5/8% 8/1/2020        2,461,568                           2,461,568
 22,250                           22,250  M  New York City Municipal Water
                                             Fin. Auth. Rev. 6% 6/15/2021        27,206,855                          27,206,855
                                             New York State Dorm. Auth.
                                             Revenue:
                                                New York University:
  5,000                            5,000  M        5 7/8% 5/15/2017               5,867,650                           5,867,650
 10,000                           10,000  M        Series "A" 5 3/4% 7/1/2027    12,216,600                          12,216,600
               1,000               1,000  M  State University 5% 7/1/2013                       1,075,610             1,075,610
  5,185                            5,185  M  New York State Housing Fin. Agy.
                                             Rev. 5 7/8% 11/1/2010                5,266,819                           5,266,819
  5,000                            5,000  M  Suffolk County Judicial Facs.
                                             Agy. (John P. Cohalan Complex)
                                             5 3/4% 10/15/2013                    5,324,250                           5,324,250
-------------------------------------------------------------------------------------------------------------------------------
                                                                                 64,897,401     3,446,793     --     68,344,194
-------------------------------------------------------------------------------------------------------------------------------

                       FLORIDA                                                                             FLORIDA
  TAX    INTERMEDIATE    TAX       PRO                                               TAX     INTERMEDIATE    TAX        PRO
 EXEMPT   TAX EXEMPT    EXEMPT    FORMA                                            EXEMPT     TAX EXEMPT    EXEMPT     FORMA
  FUND       FUND        FUND   COMBINED                                            FUND         FUND        FUND     COMBINED
-------------------------------------------------------------------------------------------------------------------------------
            PRINCIPAL AMOUNT                 SECURITY                              VALUE        VALUE       VALUE      VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                             NORTH CAROLINA--3.1%
$ 3,030                          $ 3,030  M  Charlotte Airport Rev. Series "A"
                                             5 1/4% 7/1/2023                    $ 3,285,338                         $ 3,285,338
                                             North Carolina Municipal Pwr.
                                             Agy. (Catawba Elec.):
 10,110                           10,110  M     6% 1/1/2010                      10,765,735                          10,765,735
  8,945                            8,945  M     6% 1/1/2011                       9,698,527                           9,698,527
            $1,000                 1,000  M  Series "A" 5% 1/1/2017                            $1,041,800             1,041,800
-------------------------------------------------------------------------------------------------------------------------------
                                                                                 23,749,600     1,041,800    --      24,791,400
-------------------------------------------------------------------------------------------------------------------------------
                                             NORTH DAKOTA--1.5%
 10,500                           10,500  M  Mercer County Pollution Control
                                             Rev. (Basin Elec. Pwr. Coop.)
                                             7.2% 6/30/2013                      11,884,005            --    --      11,884,005
-------------------------------------------------------------------------------------------------------------------------------
                                             OHIO--1.2%
  6,000                            6,000  M  Jefferson County Jail
                                             Construction GO 5 3/4% 12/1/2019     7,110,480                           7,110,480
             2,000                 2,000  M  Lakewood City School Dist. GO
                                             5% 12/1/2018                                       2,134,540             2,134,540
-------------------------------------------------------------------------------------------------------------------------------
                                                                                  7,110,480     2,134,540    --       9,245,020
-------------------------------------------------------------------------------------------------------------------------------
                                             OKLAHOMA--.8%
               155                   155  M  Grady County Indl. Dev. Auth.
                                             Rev. 5 3/8% 11/1/2009                                158,582               158,582
                                             Oklahoma State Ind. Dev. Auth.
                                             (Intregris Hlth. Sys.):
  2,330                            2,330  M     6% 8/15/2009*                     2,482,801                           2,482,801
  3,210                            3,210  M     6% 8/15/2017                      3,413,097                           3,413,097
-------------------------------------------------------------------------------------------------------------------------------
                                                                                  5,895,898       158,582    --       6,054,480
-------------------------------------------------------------------------------------------------------------------------------

                       FLORIDA                                                                             FLORIDA
  TAX    INTERMEDIATE    TAX       PRO                                               TAX     INTERMEDIATE    TAX        PRO
 EXEMPT   TAX EXEMPT    EXEMPT    FORMA                                            EXEMPT     TAX EXEMPT    EXEMPT     FORMA
  FUND       FUND        FUND   COMBINED                                            FUND         FUND        FUND     COMBINED
-------------------------------------------------------------------------------------------------------------------------------
         PRINCIPAL AMOUNT                    SECURITY                              VALUE        VALUE       VALUE      VALUE
-------------------------------------------------------------------------------------------------------------------------------

                                             OREGON--.7%
                                             Portland Urban Renewal & Redev.
                                             South Park Blocks Series "A":
 $2,695                         $ 2,695   M     5 3/4% 6/15/2015                $ 2,895,966                         $ 2,895,966
  2,630                           2,630   M     5 3/4% 6/15/2016                  2,824,331                           2,824,331
-------------------------------------------------------------------------------------------------------------------------------
                                                                                  5,720,297            --     --      5,720,297
-------------------------------------------------------------------------------------------------------------------------------
                                             PENNSYLVANIA--3.0%
         $1,000                   1,000   M  Penn Manor School Dist. GO
                                             5% 6/1/2014                                       $1,071,760             1,071,760
          3,000                   3,000   M  Pennsylvania St. First Series GO
                                             5% 1/1/2013*                                       3,212,850             3,212,850
  4,925                           4,925   M  Philadelphia Housing Auth.
                                             Capital Fund Prog. Rev.
                                             Series "A" 5 1/2% 12/1/2019          5,442,125                           5,442,125
 12,050                          12,050   M  Pittsburgh Water & Sewer Auth.
                                             Rev. 6 1/2% 9/1/2013                13,602,402                          13,602,402
-------------------------------------------------------------------------------------------------------------------------------
                                                                                 19,044,527     4,284,610     --     23,329,137
-------------------------------------------------------------------------------------------------------------------------------
                                             SOUTH DAKOTA--.5%
  3,755                           3,755   M  South Dakota Hlth. & Educ. Facs.
                                             Auth. (McKennan Hosp.)
                                             7 5/8% 1/1/2008*                     3,891,457            --     --      3,891,457
-------------------------------------------------------------------------------------------------------------------------------
                                             TENNESSEE--.5%
  3,500                           3,500   M  Memphis-Shelby County Sports
                                             Auth. Rev. (Memphis Arena Proj.)
                                             Series "A" 5 1/2% 11/1/2016          3,819,550            --     --      3,819,550
-------------------------------------------------------------------------------------------------------------------------------

                       FLORIDA                                                                               FLORIDA
  TAX    INTERMEDIATE    TAX       PRO                                               TAX     INTERMEDIATE      TAX          PRO
 EXEMPT   TAX EXEMPT    EXEMPT    FORMA                                            EXEMPT     TAX EXEMPT      EXEMPT       FORMA
  FUND       FUND        FUND   COMBINED                                            FUND         FUND          FUND       COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
            PRINCIPAL AMOUNT                 SECURITY                              VALUE        VALUE         VALUE        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                             TEXAS--11.6%
$16,000                          $16,000  M  Austin Utilities Systems Rev.
                                             6% 11/15/2013                      $17,652,000                             $17,652,000
 10,000                           10,000  M  Harris County Lien Toll
                                             5 1/4% 8/15/2035***                 10,533,300                              10,533,300
                                             Harris County Toll Road Sub.
                                             Liens General Obligations Series
                                             "A":
 11,065                           11,065  M     6 1/2% 8/15/2012                 12,628,042                              12,628,042
  7,305                            7,305  M     6 1/2% 8/15/2013                  8,480,959                               8,480,959
 18,000                           18,000  M  Houston Utility Sys. Combined
                                             Util. Rev. 4 3/4% 11/15/2030***     18,564,120                              18,564,120
                                             Houston Water Conveyance
                                             System Certificates of
                                             Participation:
  4,000                            4,000  M     6 1/4% 12/15/2013                 4,593,360                               4,593,360
  6,035                            6,035  M     6 1/4% 12/15/2015                 7,117,377                               7,117,377
                                             Lower Colorado River Auth.
                                             Revenue:
               $1,000              1,000  M     5% 5/15/2013                                   $1,050,250                 1,050,250
  9,400                            9,400  M     5% 5/15/2031                      9,789,442                               9,789,442
                1,000              1,000  M  Port Arthur Ind. Sch. Dist. GO
                                             5 1/4% 2/15/2017                                   1,029,760                 1,029,760
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 89,358,600     2,080,010         --     91,438,610
-----------------------------------------------------------------------------------------------------------------------------------
                                             UTAH--.2%
  1,470                            1,470  M  Provo Utah Electric System
                                             Rev.
                                             10 3/8% 9/15/2015                    1,898,711            --         --      1,898,711
-----------------------------------------------------------------------------------------------------------------------------------
                                             VIRGINIA--.4%
  3,310                            3,310  M  Norfolk Airport Auth. Rev.
                                             Series "A" 5% 7/1/2022               3,447,597            --         --      3,447,597
-----------------------------------------------------------------------------------------------------------------------------------

                       FLORIDA                                                                               FLORIDA
  TAX    INTERMEDIATE    TAX       PRO                                               TAX     INTERMEDIATE      TAX           PRO
 EXEMPT   TAX EXEMPT    EXEMPT    FORMA                                            EXEMPT     TAX EXEMPT      EXEMPT        FORMA
  FUND       FUND        FUND   COMBINED                                            FUND         FUND          FUND        COMBINED
------------------------------------------------------------------------------------------------------------------------------------
            PRINCIPAL AMOUNT                 SECURITY                              VALUE        VALUE         VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------------

                                             WASHINGTON--3.0%
                                             Snohomish County Washington Ltd.
                                             Tax General Obligations:
$ 7,975                          $ 7,975  M     5 1/2% 12/1/2017               $  8,558,132                             $  8,558,132
  8,410                            8,410  M     5 1/2% 12/1/2018                  9,013,249                                9,013,249
  5,490                            5,490  M  Washington State GO 5% 1/1/2023      5,846,905                                5,846,905
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 23,418,286            --           --    23,418,286
------------------------------------------------------------------------------------------------------------------------------------
                                             WEST VIRGINIA--.3%
             $2,500                2,500  M  West Virginia St. GO 5% 6/1/2012            --   $ 2,664,200           --     2,664,200
------------------------------------------------------------------------------------------------------------------------------------
                                             WISCONSIN--4.7%
 12,000                           12,000  M  Superior Wisconsin Ltd. Oblig.
                                             Rev.
                                             (Midwest Energy)
                                             6.9% 8/1/2021                       15,643,200                               15,643,200
                                             Wisconsin State General
                                             Obligations:
  9,630                            9,630  M     5% 5/1/2022                      10,412,052                               10,412,052
 10,595                           10,595  M     5% 5/1/2025                      11,292,045                               11,292,045
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 37,347,297            --           --    37,347,297
------------------------------------------------------------------------------------------------------------------------------------
TOTAL VALUE OF MUNICIPAL BONDS (cost $755,122,990)                              729,680,120    56,346,776   31,155,260   817,182,156
------------------------------------------------------------------------------------------------------------------------------------

                       FLORIDA                                                                             FLORIDA
  TAX    INTERMEDIATE    TAX       PRO                                             TAX     INTERMEDIATE      TAX           PRO
 EXEMPT   TAX EXEMPT    EXEMPT    FORMA                                          EXEMPT     TAX EXEMPT      EXEMPT        FORMA
  FUND       FUND        FUND   COMBINED                                          FUND         FUND          FUND        COMBINED
----------------------------------------------------------------------------------------------------------------------------------
            PRINCIPAL AMOUNT                 SECURITY                            VALUE        VALUE         VALUE         VALUE
----------------------------------------------------------------------------------------------------------------------------------
                                             SHORT-TERM TAX EXEMPT INVESTMENTS--.5%
                                             ADJUSTABLE RATE NOTES**
 $4,000                           $4,000  M  Illinois Health Facs. Auth.
                                             Rev. 3.89%                      $  4,000,000                             $  4,000,000
    200                              200  M  Puerto Rico Commonwealth Govt.
                                             Dev. Bank 3.73%                      200,000                                  200,000
----------------------------------------------------------------------------------------------------------------------------------
TOTAL VALUE OF SHORT-TERM TAX EXEMPT INVESTMENTS (cost $4,200,000)              4,200,000            --           --     4,200,000
----------------------------------------------------------------------------------------------------------------------------------
TOTAL VALUE OF MUNICIPAL INVESTMENTS (cost $759,322,990)             103.9%   733,880,120   $56,346,776  $31,155,260   821,382,156
EXCESS OF LIABILITIES OVER OTHER ASSETS                               (3.9)   (27,059,220)   (4,373,374)     549,863   (30,882,731)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                           100.0%  $706,820,900   $51,973,402  $31,705,123  $790,499,425
==================================================================================================================================

                                                                                              EXPIRATION   NOTIONAL    UNREALIZED
INTEREST RATE SWAP                                                                               DATE       AMOUNT    APPRECIATION
----------------------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
   BMA Index and pay quarterly a fixed rate
   equal to 3.719% with Citibank, N.A.                                                          2/5/2017    $2000M        $447
==================================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates are determined and reset periodically by the issuer and are the rates in effect at December 31, 2006.

*** Security represents fixed rate bond exchanged in conjuction with floating rate notes issued.

**** Municipal Bonds which have an irrevocable mandatory put by the issuer are shown maturing at the put date.

     Summary of Abbreviations:

COP  Certificate of Participation

GO   General Obligation

See notes to pro forma financial statements

PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2006

                                                        INTERMEDIATE    FLORIDA        PRO          PRO
                                           TAX EXEMPT    TAX EXEMPT    TAX EXEMPT     FORMA        FORMA
                                              FUND          FUND          FUND     ADJUSTMENTS    COMBINED
                                          -------------------------------------------------------------------
ASSETS
Investments in securities:
   At identified cost                     $674,293,878   $55,529,558  $29,499,554               $759,322,990
                                          ============   ===========  ===========               ============
   At value                               $733,880,120   $56,346,776  $31,155,260               $821,382,156
Cash                                           772,981        28,296      135,728                    937,005
Receivables:
   Investment securities sold               18,680,315     1,047,972           --                 19,728,287
   Interest                                 11,849,937       738,779      422,660                 13,011,376
   Shares sold                                  84,549        25,697       58,448                    168,694
Unrealized gain on swap agreements                  --            --          447                        447
Other assets                                    92,717           845          526                     94,088
                                          ------------   -----------  -----------               ------------
Total Assets                               765,360,619    58,188,365   31,773,069                855,322,053
                                          ------------   -----------  -----------               ------------
LIABILITIES
Payables:
   Investment securities purchased          28,417,350     1,036,588           --                 29,453,938
   Floating rate notes issued               27,500,000     5,000,000           --                 32,500,000
   Interest expense and fees                   441,712        81,203           --                    522,915
   Distributions payable                       907,002        14,331       47,081                    968,414
   Shares redeemed                             827,779        52,764        2,139                    882,682
Accrued advisory fees                          335,576        14,685       11,610                    361,871
Accrued shareholder servicing costs             38,553         3,170        1,225                     42,948
Accrued expenses                                71,747        12,222        5,891                     89,860
                                          ------------   -----------  -----------  ----------   ------------
Total Liabilities                           58,539,719     6,214,963       67,946                 64,822,628
                                          ------------   -----------  -----------  ----------   ------------
NET ASSETS                                $706,820,900   $51,973,402  $31,705,123          --   $790,499,425
                                          ============   ===========  ===========  ==========   ============
NET ASSETS CONSIST OF:
Capital paid in                           $646,776,337   $51,885,277  $30,041,553               $728,703,167
Undistributed net investment income            457,135       103,403        7,417                    567,955
Accumulated net realized gain (loss) on
   investments and swap agreements               1,186      (832,496)          --                   (831,310)
Net unrealized appreciation in value of
   investments and swap agreements          59,586,242       817,218    1,656,153                 62,059,613
                                          ------------   -----------  -----------  ----------   ------------
TOTAL                                     $706,820,900   $51,973,402  $31,705,123          --   $790,499,425
                                          ============   ===========  ===========  ==========   ============
NET ASSETS:
   Class A                                $704,318,743   $45,338,664  $29,485,086          --   $779,142,493
   Class B                                $  2,502,157   $ 6,634,738  $ 2,220,037          --   $ 11,356,932
SHARES OUTSTANDING:
   Class A                                  71,447,179     7,152,592    2,218,897  (1,782,873)    79,035,795
   Class B                                     254,400     1,044,807      167,003    (311,934)     1,154,276
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE--CLASS A                     $       9.86   $      6.34  $     13.29               $       9.86
                                          ============   ===========  ===========               ============
MAXIMUM OFFERING PRICE PER SHARE--
   CLASS A (NET ASSET VALUE/.9425)*       $      10.46   $      6.73  $     14.10               $      10.46
                                          ============   ===========  ===========               ============
NET ASSET VALUE AND OFFERING PRICE
   PER SHARE--CLASS B                     $       9.84   $      6.35  $     13.29               $       9.84
                                          ============   ===========  ===========               ============

*    On purchases of $100,000 or more, the sales charge is reduced.

                   See notes to pro forma financial statements

PRO FORMA STATEMENTS OF OPERATIONS (UNAUDITED)
FIRST INVESTORS TAX EXEMPT FUNDS
Year Ended December 31, 2006

                                                        INTERMEDIATE    FLORIDA        PRO          PRO
                                           TAX EXEMPT    TAX EXEMPT    TAX EXEMPT     FORMA        FORMA
                                              FUND          FUND          FUND     ADJUSTMENTS    COMBINED
                                          -------------------------------------------------------------------
INVESTMENT INCOME
   Interest income                        $ 38,011,251   $2,232,986   $1,482,411                 $ 41,726,648
                                          ------------   ----------   ----------                 ------------
EXPENSES:
Advisory fees                                4,615,414      327,085      208,863    $ (59,357)      5,092,005
   Distribution plan expenses--Class A       1,902,660      116,842       74,426       10,303       2,104,231
   Distribution plan expenses--Class B          27,893       77,774       23,373                      129,040
   Interest expense and fees                   809,586       81,203           --                      890,789
   Shareholder servicing  costs                460,922       36,725       16,926                      514,573
   Professional fees                            91,035       14,126       16,913      (21,650)        100,424
   Registration fees                            47,950       43,875        1,511      (45,386)         47,950
   Custodian fees                               38,590        7,392        4,963       (8,077)         42,868
   Reports to shareholders                      62,422        5,380        3,204                       71,006
   Trustees' fees                               32,397        2,438        1,437                       36,272
   Other expenses                              191,524       22,962       14,814       (5,041)        224,259
                                          ------------   ----------   ----------    ---------    ------------
Total expenses                               8,280,393      735,802      366,430     (129,208)      9,253,417
Less: Expenses waived                         (293,164)     (72,925)     (56,357)     121,581        (300,865)
Expenses paid indirectly                       (18,343)      (5,382)      (3,582)                     (27,307)
                                          ------------   ----------   ----------    ---------    ------------
Net expenses                                 7,968,886      657,495      306,491       (7,627)      8,925,245
                                          ------------   ----------   ----------    ---------    ------------
Net investment income                       30,042,365    1,575,491    1,175,920        7,627      32,801,403
                                          ------------   ----------   ----------    ---------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND SWAP AGREEMENTS:
Net realized gain (loss) on investments
   and swap agreements                       3,842,748     (450,566)      74,058                    3,466,240
Net unrealized appreciation
   (depreciation) of investments and
   swap agreements                         (10,360,484)     327,122     (256,787)                 (10,290,149)
                                          ------------   ----------   ----------    ---------    ------------
Net loss on investments and swap
   agreements                               (6,517,736)    (123,444)    (182,729)          --      (6,823,909)
                                          ------------   ----------   ----------    ---------    ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                        $ 23,524,629   $1,452,047   $  993,191    $   7,627    $ 25,977,494
                                          ============   ==========   ==========    =========    ============

                   See notes to pro forma financial statements

PRO FORMA FOOTNOTES REGARDING THE REORGANIZATION OF FIRST INVESTORS FLORIDA INSURED TAX EXEMPT FUND AND FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND INTO FIRST INVESTORS INSURED TAX EXEMPT FUND

AS OF DECEMBER 31, 2006 (UNAUDITED)

NOTE 1. BASIS OF COMBINATION

     The accompanying pro forma financial statements are presented to show the effect of the proposed reorganization of First Investors Florida Insured Tax Exempt Fund ("Florida Fund") and First Investors Insured Intermediate Tax Exempt Fund ("Intermediate Fund") into First Investors Insured Tax Exempt Fund ("Tax Exempt Fund"), each a series of First Investors Tax Exempt Funds, as if such reorganization had taken place as of December 31, 2006. For purposes of these pro forma statements, the data for the Florida Fund, the Intermediate Fund and the Tax Exempt Fund is for the year ended December 31, 2006.

     Under the terms of the Plan of Reorganization and Termination, the reorganization of the Florida Fund, the Intermediate Fund and the Tax Exempt Fund should be treated as a tax free business combination and accordingly will be accounted for by a method of accounting for tax free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of the Florida Fund and the Intermediate Fund in exchange for shares of the Tax Exempt Fund at net asset value. The statements of assets and liabilities and related statements of operations of the Florida Fund, the Intermediate Fund and the Tax Exempt Fund have been combined using data from the Florida Fund, data from the Intermediate Fund and data from the Tax Exempt Fund as of December 31, 2006.

     The accompanying pro forma financial statements should be read in conjunction with the financial statements and schedules of investments of the Florida Fund, the Intermediate Fund and the Tax Exempt Fund and should be read in conjunction with the historical financial statements of each of the Florida Fund, the Intermediate Fund and the Tax Exempt Fund which have been incorporated by reference into this Statement of Additional Information.

NOTE 2. SHARES OF BENEFICIAL INTEREST

     Under the proposed reorganization, the Florida Fund and the Intermediate Fund will receive shares of the Tax Exempt Fund with an aggregate value equal to the Florida Fund's and the Intermediate Fund's net assets transferred to the Tax Exempt Fund. Shareholders will receive shares of a comparable class of the Tax Exempt Fund equal in value to aggregate value of the shares of the Florida Fund and the Intermediate Fund class in which they invest. Accordingly, shareholders of the Florida Fund and the Intermediate Fund class will become shareholders of a comparable class of the Tax Exempt Fund.

     The pro forma net asset value per share assumes that additional shares of the Tax Exempt Fund would have been issued on December 31, 2006 as a result of the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on net assets of the Florida Fund and the Intermediate Fund and the net asset value per share of the Tax Exempt Fund as of December 31, 2006.

NOTE 3. PRO FORMA ADJUSTMENTS

     The Pro Forma Statement of Operations assumes similar rates of gross investment income for the Florida Fund's, the Intermediate Fund's and the Tax Exempt Fund's investments. Accordingly, the combined gross investment income is equal to the sum of each of the Florida Fund's, the Intermediate Fund's and the Tax Exempt Fund's gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro forma investment advisory, shareholder servicing costs, professional fees, custodian fees and registration fees of the combined fund and/or any related waivers would have decreased by $7,627 for the year ended December 31, 2006. The pro forma expenses are based on the fee schedule to be in effect for the Tax Exempt Fund based on the projected average net assets of the Tax Exempt Fund, the Florida Fund and the Intermediate Equity.

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